UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1028

Ivy Funds
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Balanced Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 0.67%
Southwest Airlines Co.	55,300	$674,660

Aircraft - 1.45%
Boeing Company (The)	16,600	1,451,836

Banks - 1.72%
Northern Trust Corporation	22,600	1,732,516

Beverages - 4.65%
Anheuser-Busch Companies, Inc.	15,000	785,100
Brown-Forman Corporation, Class B	12,400	918,964
Coca-Cola Company (The)	18,700	1,147,619
PepsiCo, Inc.	24,000	1,821,600
		4,673,283
Business Equipment and Services - 0.83%
Pitney Bowes Inc.	21,800	829,272

Capital Equipment - 1.41%
Joy Global Inc.	21,500	1,413,733

Chemicals - Petroleum and Inorganic - 1.04%
E.I. du Pont de Nemours and Company	23,600	1,040,524

Chemicals - Specialty - 1.46%
Air Products and Chemicals, Inc.	14,900	1,469,587

Communications Equipment - 5.46%
Cisco Systems, Inc.*	69,800	1,888,439
Nokia Corporation, Series A, ADR	64,500	2,476,155
QUALCOMM Incorporated	28,600	1,123,837
		5,488,431
Computers - Micro - 2.13%
Apple Inc.*	10,800	2,139,210

Computers - Peripherals - 1.41%
Microsoft Corporation	39,758	1,415,186

Defense - 2.98%
General Dynamics Corporation	33,600	2,990,064

Electrical Equipment - 1.26%
Emerson Electric Co.	22,400	1,269,184

Electronic Components - 1.09%
Microchip Technology Incorporated	34,700	1,090,794

Finance Companies - 0.92%
American Express Company	17,800	925,956

Food and Related - 1.23%
Wm. Wrigley Jr. Company	21,100	1,235,405

Health Care - Drugs - 5.34%
Abbott Laboratories	27,700	1,555,355
Allergan, Inc.	22,200	1,426,128
Genentech, Inc.*	13,700	918,859
Gilead Sciences, Inc.*	31,800	1,463,436
		5,363,778
Health Care - General - 4.03%
DENTSPLY International Inc.	35,000	1,576,575
Johnson & Johnson	26,200	1,747,540
Zimmer Holdings, Inc.*	10,900	721,035
		4,045,150
Hospital Supply and Management - 1.09%
Medtronic, Inc.	21,800	1,095,886

Hotels and Gaming - 1.21%
Las Vegas Sands, Inc.*	11,800	1,215,990

Household - General Products - 2.35%
Colgate-Palmolive Company	30,300	2,362,188

Insurance - Life - 1.43%
Aflac Incorporated	23,000	1,440,490

Insurance - Property and Casualty - 1.41%
Berkshire Hathaway Inc., Class B*	300	1,420,800

Motion Pictures - 1.29%
News Corporation Limited, Class A	63,400	1,299,066

Multiple Industry - 2.40%
Altria Group, Inc.	9,800	740,684
General Electric Company	44,980	1,667,409
		2,408,093
Non-Residential Construction - 2.03%
Fluor Corporation	14,000	2,040,080

Petroleum - International - 5.66%
BP p.l.c., ADR	23,200	1,697,544
Chevron Corporation	13,500	1,259,955
Exxon Mobil Corporation	29,100	2,726,379
		5,683,878
Petroleum - Services - 2.32%
Schlumberger Limited	23,700	2,331,369

Publishing - 0.95%
Meredith Corporation	17,400	956,652

Retail - General Merchandise - 1.04%
Wal-Mart Stores, Inc.	21,900	1,040,907

Security and Commodity Brokers - 3.38%
CME Group Inc.	1,500	1,029,000
J.P. Morgan Chase & Co.	26,800	1,169,820
UBS AG	26,000	1,196,000
		3,394,820
Timesharing and Software - 0.62%
Paychex, Inc.	17,300	626,000

Trucking and Shipping - 0.72%
Expeditors International of Washington, Inc.	16,100	719,992

Utilities - Electric - 1.60%
Exelon Corporation	19,700	1,608,308

Utilities - Telephone - 1.58%
AT&T Inc.	38,100	1,583,436

TOTAL COMMON STOCKS - 70.16%		$70,476,524

(Cost: $47,495,094)

PREFERRED STOCKS - 0.16%

Finance Companies
Freddie Mac, 8.375%*	6,100	$159,515
(Cost: $152,500)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.27%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$250	267,202

Finance Companies - 1.41%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	7	65
8.0%, 3-31-11 (A)	151	37,792
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	281	280,636
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	750	752,782
Unilever Capital Corporation,
5.9%, 11-15-32	350	347,175
		1,418,450
Food and Related - 1.18%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	700	767,286
Cargill, Inc.,
6.375%, 6-1-12 (B)	400	420,207
		1,187,493
Insurance - Life - 0.49%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	490,373

TOTAL CORPORATE DEBT SECURITIES - 3.35%		$3,363,518

(Cost: $3,300,284)

OTHER GOVERNMENT SECURITIES - 0.58%

Canada
Hydro-Quebec,
8.0%, 2-1-13	500	$589,534
(Cost: $561,757)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 3.94%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 9-1-17	337	346,090
5.0%, 1-1-18	389	390,216
5.5%, 4-1-18	291	295,693
6.5%, 10-1-28	134	138,805
6.5%, 2-1-29	27	28,472
7.0%, 5-1-31	27	28,037
7.5%, 5-1-31	48	51,240
7.0%, 7-1-31	39	41,597
7.0%, 9-1-31	57	60,571
7.0%, 9-1-31	41	43,273
7.0%, 11-1-31	136	143,262
6.5%, 2-1-32	153	159,037
7.0%, 2-1-32	150	158,701
7.0%, 2-1-32	84	89,567
6.5%, 3-1-32	46	48,160
7.0%, 3-1-32	91	96,742
7.0%, 6-1-32	30	31,594
7.0%, 7-1-32	160	169,410
6.5%, 8-1-32	70	72,610
6.0%, 9-1-32	583	593,860
6.5%, 9-1-32	140	145,291
5.5%, 5-1-33	446	446,767
5.5%, 5-1-33	114	114,110
5.5%, 6-1-33	263	263,245
		3,956,350
Treasury Obligations - 10.40%
United States Treasury Bond,
7.5%, 11-15-16	500	627,617
United States Treasury Notes:
3.0%, 2-15-08	900	899,648
4.0%, 3-15-10	800	816,438
4.25%, 10-15-10	2,000	2,063,906
3.875%, 2-15-13	1,250	1,275,000
3.625%, 5-15-13	750	755,156
4.25%, 8-15-13	900	932,836
4.25%, 8-15-15	3,000	3,079,218
		10,449,819

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 14.34%		$14,406,169

(Cost: $14,078,376)

SHORT-TERM SECURITIES

Commercial Paper
Finance Companies - 3.18%
PACCAR Financial Corp.:
4.19%, 1-4-08	2,000	1,999,301
4.22%, 1-9-08	1,200	1,198,875
		3,198,176
Household - General Products - 1.50%
Colgate-Palmolive Company,
4.17%, 1-10-08	1,511	1,509,425

Multiple Industry - 1.79%
General Electric Capital Services Inc.,
4.25%, 1-29-08	1,800	1,794,050

Total Commercial Paper - 6.47%		6,501,651

United States Government Obligations - 4.94%
Federal Home Loan Bank,
3.15%, 1-2-08	4,959	4,958,566

TOTAL SHORT-TERM SECURITIES - 11.41%		$11,460,217

(Cost: $11,460,217)

TOTAL INVESTMENT SECURITIES -100.00%		$100,455,477

(Cost: $77,048,228)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of these securities amounted to $790,639 or 0.79% of total investments.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of this security amounted to 0.42% of total investments.

The Investments of Ivy Bond Fund
December 31, 2007
PREFERRED STOCKS	Shares	Value

Real Estate Investment Trust
PS Business Parks, Inc., 7.0% Cumulative	10,500	$205,800
Public Storage, Inc., 6.25% Cumulative	10,500	189,525

TOTAL PREFERRED STOCKS – 0.42%		$395,325

(Cost: $520,050)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft – 0.90%
United Technologies Corporation,
5.375%, 12–15–17	$845	852,373

Aluminum – 0.20%
Steelcase Inc.,
6.5%, 8–15–11	185	193,912

Asset–Backed Securities – 3.04%
ABFS Mortgage Loan Trust 2002–4,
7.423%, 12–15–33 (A)	120	112,347
Associates Manufactured Housing Contract Pass–Through Certificates,
7.725%, 6–15–28	115	115,960
C–Bass: 2006–CB2 Trust,
5.86%, 12–25–36	530	506,105
2006–MH1 Trust:
6.24%, 10–25–36 (A)(B)	105	107,239
6.25%, 10–25–36 (A)(B)	170	168,677
Centex Home Equity Loan Trust 2005–C,
5.048%, 6–25–35 (A)	370	364,125
Citibank Credit Card Issuance Trust, Class 2005–C1,
5.5%, 3–24–17	200	188,013
CountryPlace Manufactured Housing Contract Trust 2005–1,
5.2%, 12–15–35 (A)(C)	300	214,453
Green Tree Financial Corporation:
6.4%, 10–15–18	61	63,086
7.35%, 5–15–27	34	36,268
Home Equity Loan Trust 2003–HS2,
5.09%, 7–25–33 (A)	30	28,774
National Collegiate Trust 1997–S2 (The),
7.24%, 9–20–14	163	165,693
Origen Manufactured Housing Contract:
Trust 2004–A,
5.7%, 1–15–35	100	100,019
Trust 2004–B,
5.73%, 11–15–35	50	49,442
Trust 2005–A:
4.49%, 5–15–18	147	147,535
5.86%, 6–15–36 (A)	120	121,480
Trust 2005–B,
5.605%, 5–15–22	80	80,811
Vanderbilt Mortgage and Finance, Inc.,
6.3%, 3–7–28 (A)	147	146,600
WFS Financial 2005–2 Owner Trust,
4.39%, 11–19–12	175	174,723
		2,891,350
Broadcasting – 0.51%
Cox Communications, Inc.,
7.125%, 10–1–12	450	479,912

Business Equipment and Services – 0.69%
HSBC Finance Corporation,
5.7%, 6–1–11	400	402,227
International Lease Finance Corporation,
5.625%, 9–20–13	250	250,581
		652,808
Chemicals – Specialty – 0.51%
Valspar Corporation (The),
6.05%, 5–1–17	500	481,692

Collateralized Mortgage Obligations – 6.79%
Banc of America:
Alternative Loan Trust 2005–10:
5.66712%, 11–25–35 (A)	279	240,360
5.66712%, 11–25–35 (A)	135	109,346
Alternative Loan Trust 2005–12:
5.80864%, 1–25–36 (A)	298	258,438
5.80864%, 1–25–36 (A)	217	123,101
Alternative Loan Trust 2006–4,
6.22456%, 5–25–46 (A)	322	286,094
Alternative Loan Trust 2006–8,
6.24985%, 11–25–46 (A)	143	86,455
Mortgage 2007–1 Trust:
6.0%, 3–25–37	245	241,300
6.0%, 3–25–37	168	141,497
Mortgage Trust 2004–7,
5.75%, 8–25–34	87	85,285
Banco Hipotecario Nacional,
7.916%, 7–25–09 (C)	7	74
BlackRock Capital Finance,
7.75%, 9–25–26 (B)	102	99,891
Chase Mortgage Finance Trust, Series 2003–S11,
5.5%, 10–25–33	114	112,859
Citigroup Capital XXI,
8.3%, 12–21–57	420	438,560
CitiMortgage Alternative Loan Trust, Series 2007–A7:
6.23748%, 7–25–37 (A)	155	85,629
6.25%, 7–25–37	449	443,966
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11–25–18	42	42,049
Global Mortgage Securitization 2005–A Ltd. and Global Mortgage Securitization 2005–A LLC:
5.25%, 4–25–32	187	162,966
5.39374%, 4–25–32 (A)	277	195,354
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11–25–32 (C)	287	268,626
5.25%, 11–25–32 (C)	246	234,745
J.P. Morgan Mortgage Trust:
2005–S2,
5.67186%, 9–25–35 (A)	506	438,611
2006–S3,
6.5%, 8–25–36	395	400,123
Lehman XS Trust, Series 2005–8,
5.69%, 12–25–35	585	579,282
MASTR Asset Securitization Trust 2003–10,
5.5%, 11–25–33	178	176,133
Mellon Residential Funding,
6.75%, 6–25–28	42	42,533
RALI Series 2003–QS10 Trust,
5.75%, 5–25–33	241	223,316
Structured Asset Securities Corporation,
5.63%, 5–25–34 (A)	179	180,731
Wells Fargo Alternative Loan 2007–PA3 Trust,
6.20127%, 7–25–37 (A)	872	750,285
		6,447,609
Computers – Peripherals – 0.32%
Intuit Inc.,
5.75%, 3–15–17	310	304,980

Conduit – 13.58%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass–Through Certificates:
Series 2001–1,
6.125%, 4–15–36 (B)	380	379,091
Series 2002–2,
6.2%, 7–11–43 (B)	275	279,267
Banc of America Commercial Mortgage Trust 2007–1,
5.451%, 1–15–49	500	502,445
Bear Stearns Commercial Mortgage Securities Inc., Series 1999–WF2:
6.0%, 7–15–31 (B)	500	461,738
6.0%, 7–15–31 (B)	100	101,568
Bear Stearns Commercial Mortgage Securities:
Trust 2002–TOP6,
6.0%, 10–15–36 (B)	320	329,199
Trust2004–PWR4,
5.468%, 6–11–41 (A)	1,500	1,537,470
Bear Stearns Mortgage Funding Trust 2006–SL6,
5.465%, 1–25–37 (A)	265	4,426
CD 2006–CD2 Mortgage Trust,
5.6179%, 1–15–46 (A)(C)	710	649,108
CD 2007–CD4 Commercial Mortgage Trust,
5.883%, 12–11–49 (C)	480	327,956
CHL Mortgage Pass–Through Trust 2004–J4,
5.25%, 5–25–34	686	541,668
COMM 2006–CNL2:
5.75556%, 2–5–19 (A)(B)	725	698,838
5.75556%, 2–5–19 (A)(B)	95	93,329
Capital One Multi–asset Execution Trust,
5.75%, 7–15–20	295	296,825
Commercial Mortgage Asset Trust,
6.0%, 11–17–32	225	224,125
DLJ Commercial Mortgage Corp. 1998–CG1,
7.40876%, 6–10–31 (A)(B)	350	372,862
Discover Card Execution Note Trust,
5.65%, 3–16–20	385	384,514
First Horizon Mortgage Pass–Through Trust 2003–8,
5.12758%, 10–25–33 (A)	95	69,156
GE Capital Commercial Mortgage Corp. 2002–2,
6.039%, 8–11–36 (B)	565	583,895
GE Commercial Mortgage Corporation, Series 2007–C1 Trust,
5.543%, 12–10–49 (A)	700	707,920
GS Mortgage Securities Corporation II, Commercial Mortgage Pass–Through Certificates, Series 2001–LI B,
6.733%, 2–14–16 (B)	225	240,445
Hilton Hotel Pool Trust:
5.725%, 10–3–15 (A)(B)	790	791,082
7.653%, 10–3–15 (B)	430	467,114
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass–Through Notes 2006–1,
5.506%, 11–11–38 (C)	454	452,761
Multi Security Asset Trust LP, Commercial Mortgage–Backed Securities Pass–Through Certificates, Series 2005–RR4:
1.1548%, 11–28–35 (Interest Only)(A)(C)	5,354	120,455
5.88%, 11–28–35 (A)(C)	155	155,093
5.88%, 11–28–35 (A)(C)	105	103,097
Nomura Asset Securities Corporation, Commercial Mortgage Pass–Through Certificates, Series1998–D6,
6.0%, 3–15–30 (B)	500	493,151
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11–15–34 (B)	285	262,423
Wachovia Bank Commercial Mortgage Trust Commercial Mortgage Pass–Through Certificates:
Series 2006–C26,
6.011%, 6–15–45 (A)	450	470,575
Series 2007– C31,
5.509%, 4–15–47	595	599,489
Wells Fargo Mortgage Backed Securities 2003–9 Trust,
5.25%, 8–25–33 (B)	271	202,144
		12,903,229
Construction Materials – 1.14%
Crane Co.,
6.55%, 11–15–36	540	522,309
USG Corporation:
6.3%, 11–15–16	400	361,357
7.75%, 1–15–18	200	198,901
		1,082,567
Cosmetics and Toiletries – 0.69%
Estee Lauder Companies Inc. (The),
6.0%, 5–15–37	670	659,938

Electronic Components – 0.39%
Tyco Electronics Ltd.:
6.55%, 10–1–17 (B)	190	195,429
7.125%, 10–1–37 (B)	165	173,703
		369,132
Finance Companies – 19.40%
Allied Capital Corporation,
6.625%, 7–15–11	685	689,142
American Capital Strategies, Ltd.,
6.85%, 8–1–12	435	438,430
Asset Securitization Corporation:
1.54475%, 10–13–26 (Interest Only)(A)(B)	938	35,721
7.42189%, 2–14–43 (A)	170	181,031
CSAB Mortgage–Backed Trust 2006–2,
6.08%, 9–25–36 (A)	650	586,673
CSFB Commercial Mortgage Trust 2003–C4,
5.322%, 8–15–36 (A)(B)	500	453,166
CWHEQ Home Equity Loan Trust:
Series 2006–S6,
5.962%, 3–25–34	210	159,534
Series 2007–S2,
5.934%, 5–25–37	580	529,431
Capmark Financial Group Inc.:
5.875%, 5–10–12 (B)	540	427,445
6.3%, 5–10–17 (B)	200	149,093
Capital Auto Receivables Asset Trust:
2006–1,
7.16%, 1–15–13 (B)	245	251,292
2007–1,
6.57%, 9–16–13 (B)	625	593,412
2007–2,
8.3%, 2–15–14 (B)	275	290,394
2007–3,
8.0%, 3–17–14 (B)	480	478,369
CarMax Auto Owner Trust 2007–3,
7.58%, 3–17–14	380	381,044
Cendant Mortgage Corporation and Bishop's Gate Residential Mortgage Trust,
6.25%, 6–25–32	120	112,053
Colonial Bank, N.A.,
6.375%, 12–1–15	400	395,326
ERAC USA Finance Company:
5.9%, 11–15–15 (B)	265	254,421
7.0%, 10–15–37 (B)	660	599,431
FirstEnergy Generation Corp.,
6.85%, 6–1–34	295	296,620
Flagstar Home Equity Loan Trust 2007–1,
5.997%, 1–25–35 (A)(C)	415	380,656
Ford Credit Auto Owner Trust:
2006–B,
7.12%, 2–15–13 (B)	140	135,297
2006–C,
6.89%, 5–15–13	200	198,576
2007–A,
7.05%, 12–15–13 (B)	175	167,135
Fund American Companies, Inc.,
5.875%, 5–15–13	560	561,208
GMAC LLC,
6.625%, 5–15–12	320	266,021
GMACM Home Equity Loan Trust:
2006–HE3,
6.088%, 10–25–36 (A)	485	352,139
2007–HE1,
5.952%, 8–25–37 (A)	570	515,600
Goldman Sachs Capital I,
6.345%, 2–15–34	5	4,516
Hometown Commercial Trust 2007–1, Commercial Mortgage–Backed Notes, Series 2007–1,
6.057%, 4–11–17 (C)	471	461,223
J.P. Morgan Alternative Loan Trust 2006–A7,
5.75%, 12–25–36 (A)	645	598,784
J.P. Morgan Chase Commercial Mortgage Securities Trust:
2006–LDP8,
5.37%, 5–15–45	1,000	1,003,157
2007–LDP11,
6.00724%, 6–15–49 (A)	1,500	1,552,098
J.P. Morgan Mortgage Acquisition Trust:
2006–CW2,
5.932%, 8–25–36 (A)	590	559,986
2006–WF1,
6.41%, 7–25–36 (A)	1,095	1,038,154
JPMorgan Auto Receivables Trust 2007–A,
7.09%, 2–15–14 (C)	360	346,378
JPMorgan Chase Capital XVIII,
6.95%, 8–17–36	425	403,687
Lazard Group LLC,
6.85%, 6–15–17	750	740,753
Morgan Stanley Capital I, Inc., Commercial Mortgage Pass–Through Certificates, Series 1998–XL2,
6.65091%, 10–3–34 (A)	500	500,084
PNC Funding Corp,
5.625%, 2–1–17	370	360,104
RASC Series 2003–KS10 Trust,
6.41%, 12–25–33	97	72,715
Symetra Financial Corporation,
8.3%, 10–15–37 (C)	500	492,238
TimberStar Trust I,
6.2082%, 10–15–36 (B)	460	413,462
		18,425,999
Hospital Supply and Management – 0.52%
Laboratory Corporation of America Holdings:
5.5%, 2–1–13	215	209,440
5.625%, 12–15–15	285	280,491
		489,931
Insurance – Life – 0.81%
StanCorp Financial Group, Inc.:
6.875%, 10–1–12	450	490,374
6.9%, 5–29–67	300	282,510
		772,884
Insurance – Property and Casualty – 1.15%
Commerce Group, Inc. (The),
5.95%, 12–9–13	305	314,273
Liberty Mutual Holding Company Inc.,
7.8%, 3–15–37 (C)	360	320,226
Willis North America Inc.,
6.2%, 3–28–17	455	453,999
		1,088,498
Multiple Industry – 0.18%
General Electric Company,
5.25%, 12–6–17	170	169,637

Petroleum – Domestic – 1.25%
Plains Exploration & Production Company,
7.75%, 6–15–15	750	750,000
Williams Partners L.P. and Williams Partners Finance Corporation,
7.25%, 2–1–17	420	432,600
		1,182,600
Petroleum – International – 0.54%
El Paso Corporation,
7.0%, 6–15–17	515	515,534

Petroleum – Services – 0.82%
NGPL PipeCo LLC,
7.768%, 12–15–37 (C)	745	779,462

Real Estate Investment Trust – 2.42%
Equity One, Inc.:
6.25%, 1–15–17	285	277,844
6.0%, 9–15–17	185	173,636
Healthcare Realty Trust Incorporated,
5.125%, 4–1–14	660	627,434
Highwoods Realty Limited Partnership,
5.85%, 3–15–17	405	381,064
Nationwide Health Properties, Inc.,
6.0%, 5–20–15	440	429,318
Realty Income Corporation,
6.75%, 8–15–19	395	407,490
		2,296,786
Security and Commodity Brokers – 2.09%
Bear Stearns Companies Inc. (The),
5.0775%, 2–4–08 (A)	600	599,786
Janus Capital Group Inc.,
6.25%, 6–15–12	565	578,489
Jefferies Group, Inc.,
6.25%, 1–15–36	400	357,546
Lehman Brothers Holdings Inc.,
6.5%, 7–19–17	445	450,276
		1,986,097
Timesharing and Software – 0.73%
Fiserv, Inc.:
6.125%, 11–20–12	340	346,052
6.8%, 11–20–17	335	342,698
		688,750
Utilities – Electric – 0.93%
CenterPoint Energy Resources Corp.,
6.125%, 11–1–17	170	173,007
MidAmerican Energy Holdings Company,
6.125%, 4–1–36	475	473,869
Pennsylvania Electric Company,
5.125%, 4–1–14	250	240,183
		887,059
Utilities – Gas and Pipeline – 0.51%
American Water Capital Corp.,
6.593%, 10–15–37 (B)	500	489,298

Utilities – Telephone – 0.46%
Sprint Capital Corporation,
6.9%, 5–1–19	440	437,081

TOTAL CORPORATE DEBT SECURITIES – 60.57%		$57,529,118

(Cost: $59,880,916)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 0.53%
Federal National Mortgage Association,
4.25%, 5–15–09	500	503,603

Mortgage–Backed Obligations – 14.23%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.5%, 2–15–30	110	105,521
6.5%, 9–1–32	203	210,792
6.0%, 11–1–33	436	443,146
5.5%, 5–1–34	171	170,912
5.5%, 5–1–34	116	115,804
5.5%, 6–1–34	1,418	1,416,375
5.0%, 9–1–34	39	38,357
5.5%, 9–1–34	141	141,041
5.5%, 10–1–34	319	318,521
5.5%, 7–1–35	406	405,648
5.5%, 7–1–35	198	197,225
5.5%, 10–1–35	531	530,821
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
5.5%, 1–1–17	158	160,767
6.0%, 9–1–17	88	89,983
5.5%, 3–1–18	97	98,750
5.0%, 6–1–18	368	368,499
5.0%, 7–1–18	130	130,836
7.5%, 5–1–31	110	118,203
7.0%, 9–1–31	38	39,811
7.0%, 11–1–31	75	79,590
6.5%, 12–1–31	47	48,476
7.0%, 2–1–32	68	72,137
7.0%, 3–1–32	78	82,179
6.5%, 4–1–32	21	22,213
6.5%, 5–1–32	21	21,966
6.5%, 7–1–32	58	60,574
6.5%, 8–1–32	51	52,919
6.5%, 8–1–32	48	49,774
6.5%, 9–1–32	88	91,419
6.5%, 9–1–32	36	36,972
6.0%, 10–1–32	111	113,733
6.5%, 10–1–32	100	104,246
6.0%, 11–1–32	120	122,305
6.0%, 3–1–33	88	89,907
5.5%, 4–1–33	153	153,394
6.0%, 4–1–33	175	178,533
5.5%, 5–1–33	112	112,011
6.0%, 10–1–33	158	160,893
5.5%, 1–1–34	106	106,551
5.5%, 1–1–34	105	104,985
6.0%, 1–1–34	975	989,929
6.0%, 1–1–34	429	436,990
5.5%, 3–1–34	150	150,519
5.5%, 3–1–34	65	64,943
5.5%, 4–1–34	158	158,279
5.5%, 4–1–34	47	47,182
5.0%, 5–1–34	68	66,587
5.5%, 5–1–34	128	127,679
5.5%, 11–1–34	1,271	1,271,269
6.0%, 11–1–34	677	688,151
5.5%, 2–1–35	181	181,092
5.0%, 7–1–35	197	191,882
5.0%, 7–1–35	99	96,256
5.0%, 7–1–35	83	81,494
5.0%, 7–1–35	46	45,363
5.5%, 10–1–35	889	889,596
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.96249%, 6–17–45 (A)	4,988	214,778
Government National Mortgage Association Fixed Rate Pass–Through Certificates,
5.5%, 1–1–35	845	851,074
		13,518,852
Treasury Inflation Protected Obligations – 1.36%
United States Treasury Note,
1.875%, 7–15–13 (D)	1,100	1,289,488

Treasury Obligations – 19.47%
United States Treasury Bond,
5.375%, 2–15–31	1,950	2,196,950
United States Treasury Notes:
3.125%, 11–30–09	8,900	8,909,737
4.125%, 8–31–12	1,500	1,544,414
3.625%, 12–31–12	4,615	4,649,613
4.75%, 8–15–17 (E)	450	475,277
4.25%, 11–15–17	700	712,195
		18,488,186

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 35.59%		$33,800,129

(Cost: $33,569,194)

SHORT–TERM SECURITIES

Commerical Paper – 1.57%
Multiple Industry
General Electric Capital Services Inc.,
4.25%, 1–29–08	1,500	1,495,042

United States Government Agency Obligations – 1.85%
Federal Home Loan Bank,
3.15%, 1–2–08	1,756	1,755,846

TOTAL SHORT–TERM SECURITIES – 3.42%		$3,250,888

(Cost: $3,250,888)

TOTAL INVESTMENT SECURITIES – 100.00%		$94,975,460

(Cost: $97,221,048)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of these securities amounted to $11,239,021 or 11.83% of total investments.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of these securities amounted to $5,306,551 or 5.59% of total investments.

(D)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation–adjusted principal by one half of the stated rate for each semiannual interest payment date.

(E)Security serves as collateral for the following open futures contracts at December 31, 2007.
Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreiation	)

United States 2 Year Treasury Note	Long	3–19–08	34	$7,148,500	$13,033
United States 5 Year Treasury Note	Long	3–31–08	87	9,594,469	84,268
United States 10 Year Treasury Note	Short	3–19–08	80	(9,071,251)	(28,697)
United States 30 Year Treasury Note	Short	3–31–08	22	(2,560,250)		(1,798)

				$5,111,468	$66,806

The Investments of Ivy Cundill Global Value Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Bermuda – 4.90%
First Pacific Company Limited (A)	46,782,000	$36,298,138

Canada – 3.00%
Fairfax Financial Holdings Limited (A)	76,400	22,216,728

Cayman Islands – 1.03%
Semiconductor Manufacturing International Corporation (A)*	72,552,000	7,629,805

Germany – 7.31%
Munchener Ruckversicherungs–Gesellschaft Aktiengesellschaft, Registered Shares (A)	278,707	54,134,282

Italy – 9.13%
Italmobiliare S.p.A., Non–Convertible Savings Shares (A)	388,008	27,400,012
Mediaset S.p.A. (A)	3,978,030	40,160,091
		67,560,103
Japan – 37.00%
AIFUL Corporation (A)	2,299,050	41,076,881
Asatsu–DK Inc. (A)	1,079,700	30,250,736
Coca–Cola West Holdings Company, Limited (A)	1,693,000	37,507,721
Kirin Brewery Company, Limited (A)	2,399,000	35,239,305
Mabuchi Motor Co., Ltd. (A)	673,000	40,603,500
Seven & i Holdings Co., Ltd. (A)	1,690,700	49,336,991
Takefuji Corporation (A)	1,643,520	39,942,325
		273,957,459
Singapore – 6.65%
Singapore Press Holdings Limited (A)	15,738,000	49,200,042

South Korea – 14.88%
Korea Tobacco & Ginseng Corporation (A)	399,969	34,055,370
SK Telecom Co., Ltd. (A)	93,687	24,921,813
SK Telecom Co., Ltd., ADR	318,866	9,514,961
Samsung Electronics Co., Ltd. (A)	91,213	41,706,281
		110,198,425
Thailand – 3.44%
Thai Beverage Public Company Limited (A)	143,580,000	25,435,340

United States – 8.17%
DIRECTV Group, Inc. (The)*	999,642	23,146,711
Pfizer Inc.	1,642,700	37,338,571
		60,485,282

TOTAL COMMON STOCKS – 95.51%		$707,115,604

(Cost: $663,353,205)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS – (2.57%)	Face Amount in Thousands

Euro, 1–18–08 (B)	EUR37,030	(4,018,037)
Euro, 3–14–08 (B)	33,340	(2,388,595)
Japanese Yen, 1–18–08 (B)	JPY9,492,787	(6,380,128)
Japanese Yen, 3–14–08 (B)	18,377,611	(3,955,521)
Singapore Dollar, 1–18–08 (B)	SGD52,044	(1,725,159)
Singapore Dollar, 3–14–08 (B)	40,826	(1,236,087)
South Korean Won, 1–18–08 (B)	KRW34,990,998	186,299
South Korean Won, 3–14–08 (B)	59,905,775	464,514
		$(19,052,714)

SHORT–TERM SECURITIES – 7.06%	Principal Amount in Thousands

Repurchase Agreements
J.P. Morgan Securities Inc., 1.0% Repurchase Agreement dated 12–31–07 to be repurchased at $52,260,903 on 1–2–08 (C)	$52,258	$52,258,000
(Cost: $52,258,000)

TOTAL INVESTMENT SECURITIES – 100.00%		$740,320,890

(Cost: $715,611,205)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro, JPY – Japanese Yen, KRW – South Korean Won, SGD – Singapore Dollar).

(C)Collateralized by $42,105,000 United States Treasury Bond, 6.375% due 8–15–27; market value and accrued interest aggregate $54,010,629.

The Investments of Ivy Dividend Income Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Aircraft - 5.76%
Boeing Company (The)	53,650	$4,692,229
Goodrich Corporation	48,850	3,449,298
Raytheon Company	52,050	3,159,435
		11,300,962
Banks - 1.25%
Bank of America Corporation	59,450	2,452,907

Beverages - 4.46%
Coca-Cola Company (The)	50,500	3,099,185
Diageo plc, ADR	30,300	2,600,649
PepsiCo, Inc.	40,300	3,058,770
		8,758,604
Capital Equipment - 5.62%
Caterpillar Inc.	25,900	1,879,304
Chicago Bridge & Iron Company N.V., NY Shares	19,150	1,157,426
Deere & Company	85,800	7,989,696
		11,026,426
Chemicals - Petroleum and Inorganic - 4.70%
E.I. du Pont de Nemours and Company	48,400	2,133,956
Monsanto Company	41,900	4,679,811
UAP Holding Corp.	62,450	2,411,507
		9,225,274
Chemicals - Specialty - 1.61%
Air Products and Chemicals, Inc.	32,050	3,161,091

Communication - Equipment - 0.96%
Nokia Corporation, Series A, ADR	49,100	1,884,949

Computers - Peripherals - 1.25%
Microsoft Corporation	68,750	2,447,156

Electrical Equipment - 0.99%
Emerson Electric Co.	34,450	1,951,937

Electronic Components - 0.75%
Microchip Technology Incorporated	47,100	1,480,589

Finance Companies - 1.12%
Blackstone Group L.P. (The)	30,650	678,284
Fannie Mae	38,000	1,519,240
		2,197,524
Health Care - Drugs - 2.55%
Abbott Laboratories	43,850	2,462,177
Merck & Co., Inc.	43,850	2,548,124
		5,010,301
Hospital Supply and Management - 0.78%
Medtronic, Inc.	30,650	1,540,776

Hotels and Gaming - 1.80%
Harrah's Entertainment, Inc.	19,550	1,735,062
Starwood Hotels & Resorts Worldwide, Inc.	41,100	1,809,633
		3,544,695
Household - General Products - 3.69%
Colgate-Palmolive Company	47,250	3,683,610
Procter & Gamble Company (The)	48,450	3,557,199
		7,240,809
Insurance - Life - 0.96%
Aflac Incorporated	30,200	1,891,426

Insurance - Property and Casualty - 3.13%
ACE Limited	22,250	1,374,605
Ambac Financial Group, Inc.	36,200	932,874
Everest Re Group, Ltd.	15,250	1,531,100
MBIA Inc.	36,550	680,927
Travelers Companies, Inc. (The)	30,150	1,622,070
		6,141,576
Metal Fabrication - 1.12%
Loews Corporation, Carolina Group	25,700	2,192,210

Mining - 0.68%
Rio Tinto plc, ADR	3,200	1,343,680

Multiple Industry - 6.45%
Altria Group, Inc.	66,000	4,988,280
Consolidated Communications Holdings, Inc.	1,700	33,855
El Paso Pipeline Partners, L.P.*	60,300	1,510,515
General Electric Company	109,100	4,044,337
NuStar GP Holdings, LLC	72,950	2,082,723
		12,659,710
Non-Residential Construction - 2.89%
Fluor Corporation	39,000	5,683,080

Petroleum - International - 7.38%
Anadarko Petroleum Corporation	51,650	3,392,888
Apache Corporation	32,500	3,495,050
Exxon Mobil Corporation	59,600	5,583,924
Marathon Oil Corporation	33,050	2,011,423
		14,483,285
Petroleum - Services - 10.87%
Baker Hughes Incorporated	41,500	3,365,650
Grant Prideco, Inc.*	33,000	1,831,830
National Oilwell Varco, Inc.*	45,300	3,327,738
Schlumberger Limited	64,200	6,315,354
Smith International, Inc.	30,600	2,259,810
Transocean Inc.	12,312	1,762,463
Weatherford International Ltd.*	36,200	2,483,320
		21,346,165
Railroad - 2.10%
Burlington Northern Santa Fe Corporation	17,650	1,469,009
Union Pacific Corporation	21,150	2,656,863
		4,125,872
Real Estate Investment Trust - 2.60%
Douglas Emmett, Inc.	78,500	1,774,885
ProLogis	22,650	1,435,557
Simon Property Group, Inc.	21,900	1,902,234
		5,112,676
Restaurants - 1.26%
McDonald's Corporation	42,000	2,474,220

Security and Commodity Brokers - 8.78%
AllianceBernstein Holding L.P.	60,450	4,548,862
CME Group Inc.	9,450	6,482,700
J.P. Morgan Chase & Co.	39,452	1,722,080
NYMEX Holdings, Inc.	21,800	2,912,698
UBS AG	34,000	1,564,000
		17,230,340
Steel - 1.12%
Nucor Corporation	37,000	2,191,140

Tobacco - 0.91%
Reynolds American Inc.	27,000	1,780,920

Utilities - Electric - 2.72%
Dominion Resources, Inc.	44,200	2,097,290
NRG Energy, Inc.*	74,650	3,235,331
		5,332,621
Utilities - Gas and Pipeline - 0.75%
Enbridge Inc.	36,350	1,469,631

Utilities - Telephone - 2.48%
AT&T Inc.	54,073	2,247,274
Iowa Telecommunications Services, Inc.	84,150	1,368,279
Verizon Communications Inc.	28,950	1,264,826
		4,880,379

TOTAL COMMON STOCKS - 93.49%		$183,562,931

(Cost: $140,408,959)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Containers - 1.53%
Bemis Company, Inc.,
5.0%, 1-7-08	$3,000	2,997,500

Food and Related- 1.02%
Hershey Company (The),
4.43%, 1-22-08	2,000	1,994,832

Forest and Paper Products - 0.74%
Sonoco Products Co.,
4.95%, 1-2-08	1,459	1,458,799

Multiple Industry - 0.86%
General Electric Capital Services Inc.,
4.25%, 1-29-08	1,700	1,694,381

Total Commercial Paper - 4.15%		8,145,512

United States Government Agency Obligations - 2.36%
Federal Home Loan Bank,
3.15%, 1-2-08	4,641	4,640,594

TOTAL SHORT-TERM SECURITIES - 6.51%		$12,786,106

(Cost: $12,786,106)

TOTAL INVESTMENT SECURITIES - 100.00%		$196,349,037

(Cost: $153,195,065)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy European Opportunities Fund
December 31, 2007
COMMON STOCKS AND RIGHTS	Shares	Value

Belgium - 2.95%
Fortis (A)	692,016	$18,292,687
Fortis, Rights (A)*	112,396	1,643
		18,294,330
Bermuda - 2.77%
SeaDrill Limited (A)*	702,558	17,143,924

British Virgin Islands - 2.54%
Inmarsat plc (A)	1,455,414	15,731,543

Cayman Islands - 1.45%
Subsea 7 Inc. (A)*	402,399	9,004,204

Cyprus - 2.12%
Prosafe ASA (A)	754,126	13,124,655

France - 10.35%
Altamir Amboise (A)	484,911	6,416,136
Altamir Amboise, Rights (A)*	620,694	217,797
France Telecom (A)	317,313	11,421,913
Peugeot S.A. (A)	260,452	19,744,194
Sanofi-Aventis (A)	217,585	20,035,240
TOTAL S.A. (A)	75,891	6,305,665
		64,140,945
Germany - 16.88%
Commerzbank Aktiengesellschaft (A)	423,748	16,287,754
Continental Aktiengesellschaft (A)	112,197	14,556,723
DaimlerChrysler AG, Registered Shares (A)	69,487	6,726,515
Deutsche Post AG (A)	322,362	10,986,239
Hypo Real Estate Holding AG (A)	281,994	14,962,005
Pfleiderer Ag, Registered Shares (A)	425,982	8,875,014
RWE Aktiengesellschaft (A)	167,991	23,689,244
SAP Aktiengesellschaft (A)	162,978	8,487,618
		104,571,112
Greece - 9.58%
Alpha Bank (A)	473,719	17,245,790
Coca-Cola Hellenic Bottling Company S.A. (A)	291,957	12,634,951
National Bank of Greece S.A. (A)	344,895	23,689,880
Titan Cement Company S.A. (A)	126,954	5,791,138
		59,361,759
Ireland - 4.05%
CRH public limited company (A)	504,414	17,493,019
IAWS Group, plc (A)	344,056	7,580,631
		25,073,650
Italy - 1.95%
AZIMUT HOLDING S.P.A. (A)	438,876	5,688,313
UniCredito Italiano S.p.A. (A)	769,096	6,386,925
		12,075,238
Luxembourg - 1.95%
SES GLOBAL S.A., Fiduciary Deposit Receipts (A)	458,062	12,054,792

Netherlands - 4.28%
Aalberts Industries N.V. (A)	226,264	4,499,014
Akzo Nobel N.V. (A)	155,156	12,428,904
TNT N.V. (A)	232,140	9,588,074
		26,515,992
Norway - 2.13%
BW Offshore Limited (A)*	1,049,878	4,427,785
StatoilHydro ASA (A)	282,334	8,787,434
		13,215,219
Spain - 4.62%
Banco Bilbao Vizcaya Argentaria, S.A. (A)	381,445	9,346,928
Enagas, S.A. (A)	212,235	6,202,871
FOMENTO DE CONSTRUCCIONES Y CONTRATAS, S.A. (A)	98,848	7,428,377
Industria de Diseno Textil, S.A. (A)	91,332	5,611,022
		28,589,198
Sweden - 1.64%
Investor AB, B Shares (A)	446,930	10,165,044

Switzerland - 1.31%
UBS AG (A)	175,672	8,130,736

Turkey - 1.57%
Turkiye Halk Bankasi A.S. (A)(B)*	933,013	9,710,180

United Kingdom - 20.71%
Ashtead Group plc (A)	5,182,674	8,665,989
Aurora Russia Limited (A)*	1,110,000	1,922,327
British Sky Broadcasting Group plc (A)	920,220	11,338,804
Capita Group Plc (The) (A)	303,000	4,210,009
Compass Group PLC (A)	977,187	6,000,919
Evolution Group Plc (The) (A)	2,389,703	5,851,052
Imperial Tobacco Group PLC (A)	346,887	18,726,761
Investec plc (A)	356,195	3,192,467
Lloyds TSB Group plc (A)	1,022,122	9,603,503
Man Group plc (A)	815,960	9,242,003
MAXjet Airways, Inc. (A)(C)*	150,000	–	**
MAXjet Airways, Inc. (A)(B)(C)*	1,129,023	2
Premier Brands Foods plc (A)	918,000	3,741,550
Regal Petroleum plc (A)*	667,000	2,004,877
Regal Petroleum plc (A)(B)*	1,050,000	3,156,103
Royal Bank of Scotland Group plc (The) (A)	2,937,592	25,963,270
Vodafone Group Plc (A)	3,928,719	14,686,946
		128,306,582

TOTAL COMMON STOCKS AND RIGHTS - 92.85%		$575,209,103

(Cost: $493,632,459)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages - 0.64%
PepsiCo, Inc.,
4.2%, 1-10-08	$4,000	3,995,800

Finance Companies - 1.13%
Prudential Funding LLC,
4.5%, 1-18-08	2,000	1,995,750
Unilever Capital Corporation,
4.22%, 1-11-08	5,000	4,994,139
		6,989,889
Food and Related - 1.29%
Nestle Finance France S.A.:
4.32%, 1-11-08	6,000	5,992,800
4.29%, 1-24-08	2,000	1,994,518
		7,987,318
Health Care - Drugs - 0.97%
Alcon Capital Corporation (Nestle S.A.),
4.28%, 1-18-08	6,000	5,987,873

Total Commercial Paper - 4.03%		24,960,880

Commercial Paper (backed by irrevocable bank letter of credit)
Finance Companies
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
4.0%, 1-2-08	4,365	4,364,515
ED&F Man Treasury Management PLC (Rabobank Nederland),
4.2%, 1-7-08	5,000	4,996,500

Total Commercial Paper (backed by irrevocable bank letter of credit) - 1.51%		9,361,015

United States Government Agency Obligations - 1.61%
Federal Farm Credit Bank,
3.0%, 1-8-08	10,000	9,994,167

TOTAL SHORT-TERM SECURITIES - 7.15%		$44,316,062

(Cost: $44,316,062)

TOTAL INVESTMENT SECURITIES - 100.00%		$619,525,165

(Cost: $537,948,521)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

**Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of these securities amount to $12,866,285, or 2.08% of total investments.

(C)Securities valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The Investments of Ivy Global Natural Resources Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Australia – 0.42%
Paladin Resources Limited (A)*	3,750,000	$21,999,595
Sino Gold Mining Limited (A)*	2,087,617	12,739,543
Sino Gold Mining Limited (A)(B)*	107,100	653,571
		35,392,709
Bermuda – 2.40%
Aquarius Platinum Limited (A)	2,666,600	30,521,837
Weatherford International Ltd.*	2,500,000	171,500,000
		202,021,837
Brazil – 12.42%
Bradespar S.A. (A)	3,400,000	90,921,348
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (A)*	1,200,000	4,644,944
CESP – Companhia Energetica de Sao Paulo (A)*	3,000,000	73,196,629
CPFL Energia S.A. (A)	850,000	16,078,371
CPFL Energia S.A., ADR	275,000	15,581,500
Companhia de Saneamento Basico do Estado de Sao Paulo–SABESP (A)	750,000	17,330,056
Companhia de Saneamento Basico do Estado de Sao Paulo – SABESP, ADR	850,000	39,950,000
Companhia de Transmissao de Energia Eletrica Paulista (A)	550,000	11,957,865
Companhia Energetica de Minas Gerais – CEMIG (A)	3,000,000	54,775,281
Companhia Energetica de Minas Gerais – CEMIG, ADR	3,000,000	55,380,000
Companhia Vale do Rio Doce, ADR	9,500,000	310,365,000
Cosan S.A. Industria e Comercio, Class A*	2,500,000	31,500,000
Suzano Bahia Sul Papel E Celulose S.A. (A)	9,917,200	161,572,360
Usinas Siderurgicas de Minas Gerais S.A. – USIMINA S (A)	1,800,000	83,932,584
Votorantim Celulose e Papel S.A. (A)	850,000	25,882,022
Votorantim Celulose e Papel S.A., ADR	1,750,000	52,167,500
		1,045,235,460
Canada – 10.41%
ARISE Technologies Corporation (A)*	5,000,000	12,867,926
Agnico–Eagle Mines Limited (A)	3,000,000	165,418,714
Cameco Corporation (A)	1,200,000	48,111,860
Denison Mines Corp. (A)*	1,205,300	10,856,798
Eldorado Gold Corporation (A)*	2,854,900	16,864,144
Ferus Gas Industries Trust (B)(C)*	615,000	1,669,993
Gerdau Ameristeel Corporation	5,500,000	78,210,000
Goldcorp Inc. (A)	2,500,000	85,617,306
IAMGOLD Corporation (A)	10,000,000	81,969,705
Kinross Gold Corporation (A)*	5,500,000	101,980,850
MGM Energy Corp. (A)*	6,576,500	14,126,531
Pason Systems Inc. (A)	2,250,000	28,474,087
Silver Wheaton Corp. (A)*	6,500,000	110,643,903
Talisman Energy Inc. (A)	1,000,000	18,633,163
Trican Well Service Ltd. (A)	3,500,000	68,194,944
UTS Energy Corporation (A)*	4,879,600	26,599,370
Xtreme Coil Drilling Corp. (A)(B)*	650,000	5,229,242
		875,468,536
Cayman Islands – 5.08%
China High Speed Transmission Equipment Group Co., Ltd (A)*	1,000,000	2,667,556
Noble Corporation	1,500,000	84,765,000
Suntech Power Holdings Co., Ltd., ADR*	1,550,000	127,596,000
Transocean Inc.	1,482,400	212,205,560
		427,234,116
Chile – 0.42%
Sociedad Quimica y Minera de Chile S.A., ADR	200,000	35,350,000

China – 2.15%
Yingli Green Energy Holding Company Limited, ADR*	4,670,200	180,736,740

Cyprus – 0.11%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(C)*	3,335,000	9,338,000

France – 1.63%
Schneider Electric SA (A)	300,000	40,650,906
THEOLIA (A)*	529,300	15,608,844
Vallourec (A)	300,000	81,209,702
		137,469,452
Germany – 4.26%
Q–Cells AG (A)*	1,250,000	178,827,288
SGL Carbon AG (A)*	2,000,000	108,279,603
Siemens AG (A)	450,000	71,332,076
		358,438,967
Hong Kong – 0.20%
Guangdong Investment Limited (A)	30,000,000	17,121,092

Japan – 2.18%
DOWA HOLDINGS Co., Ltd. (A)	4,211,600	29,556,411
Shin–Etsu Chemical Co., Ltd. (A)	2,350,000	147,670,411
Sumitomo Electric Industries, Ltd. (A)	400,000	6,362,619
		183,589,441
Luxembourg – 2.65%
Tenaris S.A., ADR	3,635,000	162,593,550
Ternium S.A., ADR	1,500,000	60,165,000
		222,758,550
Malaysia – 0.27%
IOI Corporation Berhad (A)	1,997,500	4,681,169
Kuala Lumpur Kepong Berhad (A)	3,500,000	18,415,482
		23,096,651
Mexico – 0.77%
Cemex, S.A. de C.V., ADR*	2,500,000	64,625,000

Norway – 0.67%
StatoilHydro ASA (A)	1,800,000	56,023,647

Papua New Guinea – 1.58%
Lihir Gold Limited (A)*	37,000,000	117,280,861
Lihir Gold Limited, ADR*	500,000	15,557,500
		132,838,361
Philippines – 0.20%
Manila Water Company, Inc. (A)	10,000,000	4,482,132
PNOC Energy Development Corporation (A)	80,000,000	12,598,425
		17,080,557
Russia – 5.96%
OAO LUKOIL, ADR	1,000,000	86,500,000
OJSC Rosneft Oil Company, GDR (A)	7,697,700	73,651,594
Open Joint Stock Company Gazprom, ADR (A)	5,750,000	322,862,500
Uralkali Group, GDR (A)*	500,000	18,625,000
		501,639,094
Singapore – 0.42%
Bio–Treat Technology Limited (A)	10,000,000	5,418,736
China Energy Limited (A)*	25,000,000	21,536,003
Indofood Agri Resources Ltd. (A)*	5,000,000	8,405,988
		35,360,727
South Africa – 4.64%
Anglo Platinum Limited (A)	325,000	48,031,817
Gold Fields Limited (A)	5,500,000	79,671,073
Gold Fields Limited, ADR	10,000,000	142,000,000
Impala Platinum Holdings Limited (A)	2,296,200	79,711,084
Mvelaphanda Resources Limited (A)*	2,000,000	12,232,326
Sappi Limited (A)	2,000,000	28,473,812
		390,120,112
Spain – 0.85%
ACCIONA, S.A. (A)	225,000	71,335,366

Taiwan – 1.68%
Epistar Corporation (A)	15,000,000	64,283,402
Everlight Electronics Co., Ltd. (A)	10,000,000	36,689,328
Motech Industries Inc. (A)	3,395,013	31,140,185
Motech Industries Inc., GDR (B)	991,680	9,095,986
		141,208,901
Thailand – 0.52%
Thai Oil Public Company Limited (A)	17,000,000	43,654,446

United Kingdom – 2.28%
BG Group plc (A)	2,250,000	51,506,888
Randgold Resources Limited, ADR	1,500,000	55,612,500
Rio Tinto plc (A)	800,000	84,672,347
		191,791,735
United States – 34.93%
Allegheny Technologies Incorporated	850,000	73,440,000
Andersons, Inc. (The)	734,000	32,824,480
Arch Coal, Inc.	1,000,000	44,930,000
Avery Dennison Corporation	200,000	10,628,000
Boardwalk Pipeline Partners, LP	500,000	15,550,000
Bunge Limited	560,000	65,189,600
CONSOL Energy Inc.	4,500,000	321,840,000
Cabot Oil & Gas Corporation	250,000	10,092,500
Celanese Corporation, Series A	750,000	31,740,000
Complete Production Services, Inc.*	2,738,400	49,209,048
ConocoPhillips	450,000	39,735,000
Copano Energy, L.L.C., Units	200,000	7,287,000
Cytec Industries Inc.	400,000	24,632,000
Diamond Offshore Drilling, Inc.	1,402,500	199,155,000
Domtar Corporation*	8,647,200	66,496,968
E.I. du Pont de Nemours and Company	1,200,000	52,908,000
Energy Transfer Partners, L.P.	800,000	43,104,000
Foundation Coal Holdings, Inc.	750,000	39,375,000
General Electric Company	1,500,000	55,605,000
Halliburton Company	5,000,000	189,550,000
Helix Energy Solutions Group, Inc.*	2,096,500	87,004,750
Hornbeck Offshore Services, Inc.*	450,000	20,227,500
International Paper Company	500,000	16,190,000
Marathon Oil Corporation	1,713,000	104,253,180
Oceaneering International, Inc.*	600,000	40,410,000
Peabody Energy Corporation	4,000,000	246,560,000
Penn Virginia Corporation	250,000	10,907,500
Plains All American Pipeline, L.P.	250,000	13,000,000
Praxair, Inc.	1,250,000	110,887,500
Rockwood Holdings, Inc.*	2,802,100	93,085,762
Smith International, Inc.	3,000,000	221,550,000
Sunoco, Inc.	1,244,000	90,115,360
Superior Energy Services, Inc.*	1,454,800	50,074,216
Tesoro Corporation	750,000	35,775,000
Valero Energy Corporation	4,500,000	315,135,000
W–H Energy Services, Inc.*	750,000	42,157,500
Williams Partners L.P.	500,000	19,600,000
XTO Energy Inc.	937,500	48,150,000
		2,938,374,864

TOTAL COMMON STOCKS – 99.10%		$8,337,304,361

(Cost: $6,332,678,938)

PREFERRED STOCKS – 0.13%

United States
Konarka Technologies, Inc., 8.0% Cumulative (B)(C)*	3,500,000	$10,850,000
(Cost: $10,850,000)

CORPORATE DEBT SECURITIES – 0.08%	Principal Amount in Thousands

Brazil
Bahia Sul Celulose S.A.,
0.0%, 12–1–12 (B)(D)	BRL10,692	$6,524,168
(Cost: $5,225,444)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS – 0.14%	Face Amount in Thousands

British Pound, 2–21–08 (D)	GBP19,000	993,313
Canadian Dollar, 1–9–08 (D)	CAD71,500	(85,583)
Canadian Dollar, 1–16–08 (D)	87,500	829,245
Canadian Dollar, 1–23–08 (D)	47,000	1,147,127
Canadian Dollar, 1–30–08 (D)	91,000	3,092,179
Canadian Dollar, 2–6–08 (D)	117,775	4,843,222
Euro, 2–21–08 (D)	EUR91,800	418,959
South African Rand, 1–4–08 (D)	ZAR107,000	(309,288)
South African Rand, 1–9–08 (D)	150,000	(355,010)
South African Rand, 1–16–08 (D)	120,000	63,640
South African Rand, 1–16–08 (D)	63,500	(105,108)
South African Rand, 1–23–08 (D)	120,000	(262,607)
South African Rand, 1–30–08 (D)	125,150	655,323
South African Rand, 2–6–08 (D)	99,000	407,618
South African Rand, 2–6–08 (D)	63,500	(106,034)
South African Rand, 2–13–08 (D)	131,150	519,870
South African Rand, 2–20–08 (D)	119,000	442,051
South African Rand, 2–27–08 (D)	130,000	(81,101)
South African Rand, 3–5–08 (D)	130,000	(52,995)
South African Rand, 3–12–08 (D)	98,000	318,604
South African Rand, 3–19–08 (D)	119,000	(230,197)
South African Rand, 3–28–08 (D)	100,000	66,760
		$12,209,988

SHORT–TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Multiple Industry – 0.05%
Honeywell International Inc.,
3.5%, 1–2–08	$4,082	4,081,603

Utilities – Telephone – 0.03%
AT&T Inc.,
4.0%, 1–2–08	2,686	2,685,702

Total Commercial Paper – 0.08%		6,767,305

Commercial Paper (backed by irrevocable bank letter of credit)
Finance Companies
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
4.0%, 1–2–08	9,565	9,563,937
ED&F Man Treasury Management PLC (Rabobank Nederland),
4.2%, 1–7–08	15,000	14,989,500

Total Commercial Paper (backed by irrevocable bank letter of credit) – 0.29%		24,553,437

United States Government Agency Obligations – 0.18%
Federal Farm Credit Bank
3.0%, 1–8–08	15,000	14,991,250

TOTAL SHORT–TERM SECURITIES – 0.55%		$46,311,992

(Cost: $46,311,992)

TOTAL INVESTMENT SECURITIES – 100.00%		$8,413,200,509

(Cost: $6,395,066,374)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of these securities amounted to $43,360,960, or 0.52% of total investments.

(C)Securities valued in good faith by the Valuation Committee appointed by the Board of Trustees.

(D)Principal amounts are denominated in the indicated foreign currency, were applicable (BRL – Brazilian Real, CAD – Canadian Dollar, EUR – Euro, GBP – British Pound, ZAR – South African Rand).

The Investments of Ivy International Growth Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Australia - 2.61%
Boart Longyear Limited (A)(B)*	1,545,000	$3,187,973
Novogen LTD (A)*	474,580	516,713
Rio Tinto Limited (A)	30,000	3,528,436
		7,233,122
Bermuda - 1.23%
Esprit Holdings Limited (A)	230,000	3,421,653

Brazil - 3.59%
Bolsa de Mercadorias & Futuros (A)*	90,000	1,264,045
Bolsa de Mercadorias & Futuros (A)(B)*	71,100	998,596
Bolsa de Valores de Sao Paulo (A)(B)*	156,000	3,006,067
Petroleo Brasileiro S.A. - Petrobras, ADR	40,600	4,678,744
		9,947,452
Canada - 0.94%
Shoppers Drug Mart Corporation (A)(B)	48,450	2,614,567

Cayman Islands - 0.98%
Agile Property Holdings Limited (A)	1,500,000	2,731,680

China - 4.32%
China Merchants Bank Co., Limited, H Shares (A)	300,000	1,225,408
China Mobile Limited (A)	400,000	7,074,153
Giant Interactive Group, Inc., ADR*	96,140	1,247,897
SINA Corporation*	55,000	2,437,050
		11,984,508
Finland - 2.64%
Fortum Oyj (A)	72,000	3,243,300
Nokia OYJ (A)	105,000	4,071,231
		7,314,531
France - 8.75%
ALSTOM (A)	8,300	1,783,850
L'Oreal (A)	18,500	2,650,160
LVMH Moet Hennessy - Louis Vuitton (A)	22,000	2,659,415
Pernod Ricard (A)	11,520	2,662,854
SR.Teleperformance (A)(B)	46,666	1,816,915
TOTAL S.A. (A)	51,000	4,237,510
VINCI (A)	87,000	6,442,607
Vallourec (A)	7,400	2,003,173
		24,256,484
Germany - 15.65%
Allianz Aktiengesellschaft, Registered Shares (A)	7,700	1,667,056
Bayer Aktiengesellschaft (A)	82,960	7,564,974
Beiersdorf Aktiengesellschaft (A)	30,000	2,318,961
Deutsche Borse AG (A)	46,300	9,138,559
E.ON AG (A)	21,500	4,577,123
elexis AG (A)	48,000	1,394,447
Fresenius AG (A)	45,000	3,738,322
Siemens AG (A)	46,300	7,339,278
Vossloh AG (A)	21,450	2,530,835
Wacker Chemie AG (A)	4,700	1,347,324
Wacker Construction Equipment AG (A)*	36,000	756,349
Wacker Construction Equipment AG (A)(B)*	49,500	1,039,980
		43,413,208
Greece - 5.44%
Alpha Bank (A)	100,000	3,640,511
Bank of Cyprus Limited (A)	206,000	3,764,785
Hellenic Exchanges Holding S.A. (A)	110,000	3,859,818
National Bank of Greece S.A. (A)	20,000	1,373,744
Piraeus Bank S.A. (A)	62,500	2,439,800
		15,078,658
Hong Kong - 3.12%
CNOOC Limited (A)	2,100,000	3,576,577
Hang Lung Properties Limited (A)	500,000	2,263,575
Hutchison Whampoa Limited, Ordinary Shares (A)	247,000	2,801,851
		8,642,003
India - 0.48%
ICICI Bank Limited, ADR	21,700	1,334,550

Ireland - 0.41%
Allied Irish Banks, p.l.c. (A)	50,000	1,146,980

Italy - 3.16%
DiaSorin S.p.A. (A)(B)*	60,000	1,157,946
Prysmian SpA (A)(B)*	28,500	703,781
Saipem S.p.A. (A)	89,000	3,569,265
UniCredito Italiano S.p.A. (A)	400,001	3,321,791
		8,752,783
Japan - 11.08%
Canon Inc. (A)	56,000	2,606,633
Hoya Corporation (A)	43,000	1,370,273
IBIDEN CO., LTD. (A)	18,000	1,248,713
Japan Tobacco Inc. (A)	550	3,288,726
Komatsu Ltd. (A)	40,000	1,088,484
Mitsubishi Electric Corporation (A)	235,000	2,456,966
Mitsubishi Estate Co., Ltd. (A)	120,000	2,894,866
Nintendo Co., Ltd. (A)	10,200	6,108,222
Shin-Etsu Chemical Co., Ltd. (A)	42,000	2,639,216
Suzuki Motor Corporation (A)	90,000	2,714,944
Toyota Motor Corporation (A)	80,000	4,325,292
		30,742,335
Netherlands - 1.02%
Unilever N.V., Certicaaten Van Aandelen (A)	77,000	2,831,338

Norway - 0.44%
Aker Kvaerner ASA (A)	46,000	1,224,159

Russia - 0.68%
Open Joint Stock Company ''Vimpel-Communications'', ADR	45,000	1,872,000

Spain - 1.05%
Telefonica, S.A. (A)	90,000	2,923,812

Sweden - 1.44%
Atlas Copco AB, Class A (A)	93,000	1,388,554
H & M Hennes & Mauritz AB (A)	42,900	2,611,887
		4,000,441
Switzerland - 8.66%
Compagnie Financiere Richemont SA (A)	40,000	2,745,219
Holcim Ltd, Registered Shares (A)	35,300	3,782,087
Julius Baer Holding Ltd., Bearer Shares (A)	38,000	3,141,633
Nestle S.A., Registered Shares (A)	13,000	5,970,940
Swatch Group Ltd (The), Bearer Shares (A)	8,200	2,471,625
Syngenta AG (A)	9,000	2,293,424
Zurich Financial Services, Registered Shares (A)	12,300	3,612,375
		24,017,303
United Arab Emirates - 0.39%
DP World Limited (A)(B)*	900,000	1,071,000

United Kingdom - 15.81%
Anglo American plc (A)	21,300	1,305,916
BAE Systems plc (A)	451,000	4,470,858
BHP Billiton Plc (A)	45,000	1,384,863
British American Tobacco p.l.c. (A)	177,000	6,923,421
Diageo plc (A)	85,000	1,827,375
IG Group Holdings plc (A)(B)	272,000	2,192,850
Informa plc (A)	155,000	1,424,700
Intertek Group plc (A)	145,000	2,857,513
National Grid plc (A)	160,000	2,656,262
Prudential plc (A)	185,000	2,622,024
Reckitt Benckiser Group plc (A)	87,500	5,075,543
Serco Group plc (A)	150,000	1,380,235
Standard Chartered PLC (A)	40,000	1,468,270
Tanfield Group PLC (A)*	1,000,000	2,747,034
Vodafone Group Plc (A)	1,080,000	4,037,423
Xstrata plc (A)	20,934	1,479,332
		43,853,619
United States - 3.03%
Research In Motion Limited*	74,000	8,390,490

TOTAL COMMON STOCKS - 96.92%		$268,798,676

(Cost: $197,794,175)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Finance Companies - 1.26%
Prudential Funding LLC,
4.5%, 1-18-08	$1,500	1,496,813
Unilever Capital Corporation,
4.25%, 1-18-08	2,000	1,995,986
		3,492,799
Food and Related - 1.44%
Nestle Capital Corp.,
4.28%, 1-18-08	4,000	3,991,916

Total Commercial Paper - 2.70%		7,484,715

Commercial Paper (backed by irrevocable bank letter of credit) - 0.38%
Finance Companies
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
4.0%, 1-2-08	1,051	1,050,883

TOTAL SHORT-TERM SECURITIES - 3.08%		$8,535,598

(Cost: $8,535,597)

TOTAL INVESTMENT SECURITIES - 100.00%		$277,334,274

(Cost: $206,329,772)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of these securities amounted to $17,789,675 or 6.41% of total investments.

The Investments of Ivy International Balanced Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Australia – 0.42%
Downer EDI Limited (A)	323,876	$1,529,957

Austria – 0.99%
Telekom Austria Aktiengesellschaft (A)	128,820	3,584,141

Belgium – 0.58%
Belgacom SA (A)	42,790	2,110,816

Bermuda – 0.12%
Invesco Ltd.	13,200	414,216

Cayman Islands – 0.79%
ACE Limited	46,490	2,872,152

China – 0.91%
China Telecom Corporation Limited (A)	3,774,000	3,000,846
China Telecom Corporation Limited (A)(B)	360,000	286,249
		3,287,095
Denmark – 0.63%
Vestas Wind Systems A/S (A)*	21,080	2,281,614

Finland – 1.13%
Stora Enso Oyj, Class R (A)	104,960	1,571,400
UPM–Kymmene Corporation (A)	124,110	2,507,713
		4,079,113
France – 8.77%
AXA S.A. (A)	109,570	4,387,798
France Telecom (A)	220,724	7,945,122
Sanofi–Aventis (A)	69,548	6,403,984
Sanofi–Aventis (A)(C)	21,600	1,988,929
THOMSON (A)	286,940	4,081,942
TOTAL S.A. (A)	52,520	4,363,805
Vivendi Universal (A)	54,670	2,508,216
		31,679,796
Germany – 4.35%
Bayerische Motoren Werke Aktiengesellschaft (A)	47,660	2,977,487
Deutsche Post AG (A)	70,260	2,394,492
E.ON AG (A)	5,810	1,236,888
Infineon Technologies AG (A)*	147,130	1,746,708
Munchener Ruckversicherungs–Gesellschaft Aktiengesellschaft, Registered Shares (A)	17,210	3,342,761
Siemens AG (A)	25,310	4,012,033
		15,710,369
Hong Kong – 0.75%
Hutchison Whampoa Limited, Ordinary Shares (A)	239,000	2,711,102

Israel – 0.83%
Check Point Software Technologies Ltd.*	135,710	2,982,227

Italy – 2.22%
Eni S.p.A. (A)	83,858	3,071,250
Mediaset S.p.A. (A)	341,234	3,444,918
UniCredito Italiano S.p.A. (A)	179,693	1,492,253
		8,008,421
Japan – 5.40%
AIFUL Corporation (A)	54,200	968,386
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	321,000	3,008,432
Konica Minolta Holdings, Inc. (A)	76,500	1,355,176
NGK SPARK PLUG CO., LTD. (A)	176,000	3,081,556
Nissan Motor Co., Ltd. (A)	299,200	3,294,240
Promise Co., Ltd. (A)	46,200	1,149,675
Sony Corporation (A)	61,500	3,413,150
USS Co., Ltd. (A)	52,100	3,241,239
		19,511,854
Netherlands – 3.06%
ING Groep N.V., Certicaaten Van Aandelen (A)	138,500	5,416,721
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	40,460	1,746,245
Reed Elsevier NV (A)	183,940	3,670,893
Vedior N.V. (A)	9,460	238,170
		11,072,029
Norway – 1.46%
Norske Skogindustrier ASA (A)	163,411	1,360,294
Telenor ASA (A)	163,300	3,902,166
		5,262,460
Singapore – 2.20%
DBS Group Holdings Ltd (A)	33,000	474,556
Flextronics International Ltd.*	237,690	2,868,918
Singapore Telecommunications Limited (A)	931,000	2,587,099
Venture Corporation Limited (A)	226,000	2,009,656
		7,940,229
South Korea – 2.22%
KT Corporation, ADR	48,730	1,257,234
Kookmin Bank, ADR	16,440	1,205,381
Samsung Electronics Co., Ltd. (A)	7,368	4,376,484
Samsung Electronics Co., Ltd., GDR (B)	4,010	1,190,941
		8,030,040
Spain – 1.78%
Gamesa Corporacion Tecnologica, S.A. (A)	53,110	2,483,234
Telefonica, S.A., ADR	40,135	3,916,775
Telefonica, S.A., Brazilian Depositary Receipts (A)	569	18,221
		6,418,230
Sweden – 0.83%
Securitas AB, Class B (A)	105,270	1,465,884
Securitas Systems AB, Class B (A)	432,360	1,538,600
		3,004,484
Switzerland – 4.95%
Adecco S.A. (A)	78,920	4,269,620
Lonza Group Ltd, Registered Shares (A)	5,800	703,900
Nestle S.A., Registered Shares (A)	7,930	3,642,274
Novartis AG, Registered Shares (A)	93,980	5,154,934
Swiss Reinsurance Company, Registered Shares (A)	26,800	1,904,394
UBS AG (A)	47,400	2,193,844
		17,868,966
Taiwan – 3.79%
Chunghwa Telecom Co., Ltd., ADR	159,657	3,370,365
Compal Electronics Inc., GDR	55,072	301,387
Compal Electronics Inc., GDR (B)	134,498	736,054
Lite–On Technology Corporation (A)	343,233	598,961
Lite–On Technology Corporation, GDR (A)	259,308	4,525,080
Mega Financial Holding Company (A)	6,790,000	4,176,433
		13,708,280
Thailand– 0.00%
Advanced Info Service Public Company Limited (A)	3,000	8,639

United Kingdom – 17.28%
Aviva plc (A)	296,630	3,973,883
BAE Systems plc (A)	93,350	925,398
BP p.l.c. (A)	424,390	5,195,474
British Sky Broadcasting Group plc (A)	230,870	2,844,743
Compass Group PLC (A)	560,920	3,444,618
Fiberweb plc (A)	51,523	37,948
GlaxoSmithKline plc (A)	222,200	5,657,174
Group 4 Securicor plc (A)	897,590	4,373,062
HBOS plc (A)	156,420	2,288,572
HSBC Holdings plc (A)	190,630	3,195,128
Kingfisher plc (A)	707,280	2,049,924
Old Mutual plc (A)	1,645,380	5,489,404
Pearson plc (A)	167,620	2,442,429
Persimmon plc (A)	109,800	1,748,547
Rentokil Initial plc (A)	376,520	906,148
Royal Bank of Scotland Group plc (The) (A)	557,470	4,927,078
Royal Dutch Shell plc, Class B (A)	71,241	2,963,884
Unilever PLC (A)	52,092	1,959,827
Vodafone Group Plc (A)	1,678,588	6,275,156
Vodafone Group Plc, ADR	6,590	245,939
tesco plc (A)	157,950	1,500,550
		62,444,886

TOTAL COMMON STOCKS – 65.46%		$236,521,116

(Cost: $200,650,218)

CORPORATE DEBT SECURITIES – 5.97%	Principal Amount in Thousands

KFW, Frankfurt/Main, Federal Republic of Germany,
0.6575%, 8–08–11 (D)(E)	JPY2,410,000	$21,576,571
(Cost: $20,938,623)

OTHER GOVERNMENT SECURITIES

Australia – 1.31%
New South Wales Treasury Corporation,
8.0%, 3–01–08 (D)	AUD4,350	3,823,935
Queensland Treasury Corporation,
6.0%, 7–14–09 (D)	1,050	907,952
		4,731,887
Austria – 0.03%
Republic of Austria,
4.0%, 7–15–09 (D)	EUR70	102,279

Belgium – 0.21%
Belgium Government Bond:
7.5%, 7–29–08 (D)	405	603,254
5.0%, 9–28–12 (D)	100	150,979
		754,233
Canada – 0.23%
Canadian Government Bond,
6.0%, 6–01–11 (D)	CAD748	809,692

Finland – 0.31%
Finland Government Bond:
3.0%, 7–04–08 (D)	EUR400	581,493
5.0%, 4–25–09 (D)	60	88,680
5.75%, 2–23–11 (D)	280	428,600
		1,098,773
Germany – 0.07%
Deutsche Bundesrepublik,
5.0%, 7–04–11 (D)	170	255,563

Ireland – 0.23%
Ireland Government Bond,
5.0%, 4–18–13 (D)	540	817,247

Malaysia – 1.86%
Bank Negara Monetary Notes:
3.546%, 1–11–08 (D)	MYR8,250	2,494,906
3.569%, 2–14–08 (D)	1,450	438,638
0.0%, 2–28–08 (D)	1,160	348,907
3.17%, 5–15–08 (D)	1,400	423,157
0.0%, 9–23–08 (D)	4,530	1,337,354
Malaysian Government Bond,
7.0%, 3–15–09 (D)	580	182,559
Malaysian Treasury Bills:
0.0%, 1–04–08 (D)	400	120,923
0.0%, 2–29–08 (D)	800	240,617
0.0%, 3–28–08 (D)	500	150,003
0.0%, 5–09–08 (D)	2,000	597,759
0.0%, 6–06–08 (D)	1,300	387,538
		6,722,361
New Zealand – 0.08%
New Zealand Government Bond,
6.0%, 11–15–11 (D)	NZD410	303,240

Norway – 1.96%
Norway Government Bond,
5.5%, 5–15–09 (D)	NOK36,280	6,751,801
Norway Treasury Bills:
0.0%, 6–18–08 (D)	370	66,623
0.0%, 9–17–08 (D)	1,550	275,728
		7,094,152
Poland – 2.85%
Poland Government Bond:
5.75%, 6–24–08 (D)	PLN1,200	487,636
6.0%, 5–24–09 (D)	9,425	3,819,701
6.25%, 10–24–15 (D)	3,250	1,340,792
5.75%, 9–23–22 (D)	11,570	4,657,366
		10,305,495
Singapore – 1.22%
Singapore Government Bond,
4.375%, 1–15–09 (D)	SGD6,200	4,416,001

South Korea – 1.26%
South Korea Treasury Bond:
4.75%, 6–10–09 (D)	KRW1,100,000	1,158,379
5.25%, 9–10–12 (D)	1,100,000	1,150,093
5.5%, 9–10–17 (D)	1,100,000	1,157,318
5.25%, 3–10–27 (D)	1,053,000	1,072,243
		4,538,033
Spain – 0.14%
Spain Government Bond,
6.0%, 1–31–08 (D)	EUR350	512,460

Supranational – 0.27%
European Investment Bank,
0.75%, 9–21–11 (D)(E)	JPY110,000	984,563

Sweden – 7.63%
Sweden Government Bond:
6.5%, 5–05–08 (D)	SEK118,100	18,399,531
5.0%, 1–28–09 (D)	51,100	7,970,594
Sweden Treasury Bills:
0.0%, 6–18–08 (D)	4,000	607,853
0.0%, 9–17–08 (D)	4,000	601,682
		27,579,660

TOTAL OTHER GOVERNMENT SECURITIES – 19.66%		$71,025,639

(Cost: $65,402,863)

SHORT–TERM SECURITIES

Commercial Paper
Finance Companies – 0.69%
PACCAR Financial Corp.,
4.2%, 1–11–08	2,500	2,497,083

Food and Related – 0.83%
Nestle Finance France S.A.,
4.29%, 1–24–08	3,000	2,991,777

Health Care – Drugs – 1.11%
Alcon Capital Corporation (Nestle S.A.),
4.28%, 1–18–08	4,000	3,991,916

Multiple Industry – 1.10%
General Electric Capital Services Inc.,
4.25%, 1–29–08	4,000	3,986,778

Retail – Food Stores – 1.38%
Walgreen Co.,
4.24%, 1–25–08	5,000	4,985,867

Total Commercial Paper – 5.11%		18,453,421

Commercial Paper (backed by irrevocable bank letter of credit)
Finance Companies
ED&F Man Treasury Management PLC (Rabobank Nederland),
4.2%, 1–07–08	5,000	4,996,500
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
4.0%, 1–02–08	5,252	5,251,416

Total Commercial Paper (backed by irrevocable bank letter of credit)– 2.83%		10,247,916

United States Government Agency Obligations – 0.97%
Federal Home Loan Bank,
3.15%, 1–02–08	3,500	3,499,694

TOTAL SHORT–TERM SECURITIES – 8.91%		$32,201,031

(Cost: $32,201,031)

TOTAL INVESTMENT SECURITIES – 100.00%		$361,324,357

(Cost: $319,192,735)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts: and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of these securities amounted to $2,213,244 or 0.61% of total investments.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of this security amounted to 0.55% of total investments.

(D)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD – Australian Dollar, CAD – Canadian Dollar, EUR – Euro, JPY – Japanese Yen, KRW – South Korean Won, MYR – Malaysian Ringgit, NOK – Norwegian Krone, NZD – New Zealand Dollar, PLN – Polish Zloty, SEK – Swedish Krona, SGD – Singapore Dollar).

(E)Variable rate security. Interest rate disclosed is that which is in effect at December 31,2007.

The Investments of Ivy International Core Equity Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Australia – 3.22%
Rio Tinto Limited (A)	40,800	$4,798,672
Telstra Corporation Limited (A)	1,319,260	5,432,772
		10,231,444
Brazil – 1.90%
Petroleo Brasileiro S.A. – Petrobras, ADR	52,520	6,052,405

Cayman Islands – 0.52%
Simcere Pharmaceutical Group, ADR*	119,550	1,655,767

China – 2.19%
China Mobile Limited (A)	182,000	3,218,740
SINA Corporation*	84,860	3,760,147
		6,978,887
France – 11.67%
ALSTOM (A)	15,010	3,225,975
L'Oreal (A)	33,860	4,850,509
LVMH Moet Hennessy – Louis Vuitton (A)	35,090	4,241,767
Publicis Groupe S.A. (A)	95,330	3,732,528
TOTAL S.A. (A)	73,620	6,116,971
Technip–Coflexip (A)	39,820	3,172,932
VINCI (A)	54,050	4,002,562
Vallourec (A)	15,770	4,268,923
Vivendi Universal (A)	75,870	3,480,855
		37,093,022
Germany – 7.77%
Beiersdorf Aktiengesellschaft (A)	56,560	4,372,015
Commerzbank Aktiengesellschaft (A)	140,010	5,381,615
Deutsche Borse AG (A)	27,030	5,335,102
Fresenius AG (A)	56,300	4,677,056
Siemens AG (A)	31,130	4,934,594
		24,700,382
Greece – 1.38%
Alpha Bank (A)	120,300	4,379,534

Hong Kong – 3.29%
CNOOC Limited (A)	1,811,000	3,084,372
Cheung Kong (Holdings) Limited (A)	192,000	3,550,722
Hutchison Whampoa Limited, Ordinary Shares (A)	336,000	3,811,424
		10,446,518
India – 1.15%
Infosys Technologies Limited, ADR	80,290	3,643,962

Ireland – 1.54%
Allied Irish Banks, p.l.c. (A)	212,790	4,881,318

Italy – 1.44%
UniCredito Italiano S.p.A. (A)	550,002	4,567,472

Japan – 14.08%
Central Japan Railway Company (A)	320	2,729,804
Chiyoda Corporation (A)	409,000	4,660,583
JGC Corporation (A)	278,000	4,800,269
Mitsubishi Electric Corporation (A)	507,000	5,300,774
Mitsui Fudosan Co., Ltd. (A)	146,000	3,175,760
Nihon Densan Kabushiki Kaisha (A)	48,700	3,609,506
Nintendo Co., Ltd. (A)	9,300	5,569,261
Nissin Kogyo Co., Ltd. (A)	141,400	3,316,189
Suzuki Motor Corporation (A)	168,100	5,070,913
Toda Corporation (A)	668,000	3,222,951
Toyota Motor Corporation (A)	61,000	3,298,035
		44,754,045
Netherlands – 3.52%
Heineken N.V. (A)	108,900	7,040,598
TNT N.V. (A)	100,140	4,136,081
		11,176,679
Norway – 2.65%
Orkla ASA (A)	293,200	5,683,269
Songa Offshore ASA (A)*	203,550	2,755,311
		8,438,580
Singapore – 3.09%
DBS Group Holdings Ltd (A)	283,000	4,069,679
Singapore Telecommunications Limited (A)	2,075,000	5,766,091
		9,835,770
Spain – 1.54%
Telefonica, S.A. (A)	150,450	4,887,640

Sweden – 3.06%
Atlas Copco AB, Class A (A)	227,650	3,398,970
Svenska Cellulosa Aktiebolaget SCA (publ), Class B (A)	358,220	6,346,112
		9,745,082
Switzerland – 9.94%
Nestle S.A., Registered Shares (A)	20,420	9,378,969
Roche Holdings AG, Genussschein (A)	24,990	4,317,488
Swatch Group Ltd (The), Bearer Shares (A)	24,210	7,297,321
Syngenta AG (A)	21,280	5,422,674
Zurich Financial Services, Registered Shares (A)	17,690	5,195,358
		31,611,810
United Kingdom – 17.53%
BAE Systems plc (A)	667,050	6,612,607
BAE Systems plc (A)(B)	100,000	991,321
Barclays PLC (A)	414,840	4,161,943
British American Tobacco p.l.c. (A)	94,580	3,699,532
Delek Global Real Estate Limited (A)(B)	396,262	816,409
Informa plc (A)	540,430	4,967,425
Intertek Group plc (A)	183,520	3,616,626
National Grid plc (A)	204,840	3,400,680
Prudential plc (A)	342,900	4,859,957
Serco Group plc (A)	525,440	4,834,872
Smith & Nephew plc (A)	348,870	4,027,880
Standard Chartered PLC (A)	102,710	3,770,150
Vodafone Group Plc (A)	1,411,129	5,275,300
WPP Group plc (A)	364,820	4,698,593
		55,733,295
United States – 0.61%
Comtech Group, Inc.*	120,483	1,941,584

TOTAL COMMON STOCKS – 92.09%		$292,755,196

(Cost: $257,246,906)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS – 0.00%	Face Amount in Thousands

Australian Dollar, 6–5–08 (C)	AUD5,200	(10,024)
Singapore Dollar, 6–5–08 (C)	SGD4,500	14,789
		$4,765

SHORT–TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages – 1.26%
PepsiCo, Inc.,
4.2%, 1–10–08	$4,000	3,995,800

Finance Companies – 1.26%
Prudential Funding LLC,
4.5%, 1–18–08	2,000	1,995,750
Unilever Capital Corporation,
4.25%, 1–18–08	2,000	1,995,986
		3,991,736
Food and Related – 0.94%
Nestle Finance France S.A.,
4.32%, 1–11–08	3,000	2,996,400

Health Care – Drugs – 2.20%
Alcon Capital Corporation (Nestle S.A.),
4.28%, 1–18–08	7,000	6,985,852

Total Commercial Paper – 5.66%		17,969,788

Commercial Paper (backed by irrevocable bank letter of credit)
Finance Companies
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
4.0%, 1–2–08	2,169	2,168,759
ED&F Man Treasury Management PLC (Rabobank Nederland),
4.2%, 1–7–08	5,000	4,996,500

Total Commercial Paper (backed by irrevocable bank letter of credit) – 2.25%		7,165,259

TOTAL SHORT–TERM SECURITIES – 7.91%		$25,135,047

(Cost: $25,135,047)

TOTAL INVESTMENT SECURITIES – 100.00%		$317,895,008

(Cost: $282,381,953)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of these securities amounted to $1,807,730, or 0.57% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, were applicable (AUD – Australian Dollar, SGD – Singapore Dollar).

The Investments of Ivy Managed European/Pacific Fund
December 31, 2007
AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I	782,454	$30,265,323
Ivy Pacific Opportunities Fund, Class I	1,046,897	22,958,456

TOTAL AFFILIATED MUTUAL FUNDS - 99.12%		$53,223,779

(Cost: $55,291,108)

SHORT-TERM SECURITIES - 0.88%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 1.0% Repurchase Agreement dated 12-31-07 to be repurchased at $474,026 on 1-2-08 (A)	$474	$474,000
(Cost: $474,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$53,697,779

(Cost: $55,765,108)

Notes to Schedule of Investments

(A)Collateralized by $382,000 United States Treasury Bond, 6.375% due 8-15-27; market value and accrued interest aggregate $490,015.

The Investments of Ivy Managed International Opportunities Fund
December 31, 2007
AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I	327,703	$12,675,567
Ivy International Balanced Fund, Class I	2,009,649	34,626,245
Ivy International Core Equity Fund, Class I	949,994	17,698,380
Ivy International Growth Fund, Class I	331,841	13,578,918
Ivy Pacific Opportunities Fund, Class I	444,072	9,738,510

TOTAL AFFILIATED MUTUAL FUNDS - 99.19%		$88,317,620

(Cost: $89,313,069)

SHORT-TERM SECURITIES - 0.81%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 1.0% Repurchase Agreement dated 12-31-07 to be repurchased at $724,040 on 1-2-08 (A)	$724	$724,000
(Cost: $724,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$89,041,620

(Cost: $90,037,069)

Notes to Schedule of Investments

(A)Collateralized by $584,000 United States Treasury Bond, 6.375% due 8-15-27; market value and accrued interest aggregate $749,132.

The Investments of Ivy Mortgage Securities Fund
December 31, 2007
CORPORATE DEBT SECURITIES	Principal Amount in Thousands		Value

Finance Companies
ABFS Mortgage Loan Trust:
2001-2,
6.99%, 12-25-31 (A)	$1,039		$1,035,472
2002-4,
7.423%, 12-15-33 (A)	1,820		1,703,926
Aames Mortgage Trust 2001-4,
6.65%, 1-25-32 (A)	427		391,389
Asset Securitization Corporation:
1.54475%, 10-13-26 (A)(B) (Interest Only)	4,061		154,587
8.74099%, 8-13-29 (A) (Interest Only)	1,336		306,470
7.42189%, 2-14-43 (A)	1,430		1,522,793
Associates Manufactured Housing Contract Pass-Through Certificates,
7.9%, 3-15-27	1,136		1,145,140
Banc of America Alternative Loan Trust:
2004-11,
6.0%, 12-25-34	1,113		1,116,503
2005-6,
6.0%, 7-25-35	851		845,748
2005-8:
5.57653%, 9-25-35 (A)	2,037		1,757,482
5.57653%, 9-25-35 (A)	404		313,837
2005-10,
5.66712%, 11-25-35 (A)	1,151		868,549
2005-12,
5.80864%, 1-25-36 (A)	1,627		1,302,116
2006-4:
6.22456%, 5-25-46 (A)	893		542,843
6.22456%, 5-25-46 (A)	639		567,854
2006-6
6.0%, 6-25-46	3,070		2,943,201
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2002-2,
6.2%, 7-11-43 (B)	1,200		1,218,622
Series 2003-1,
4.9%, 9-11-36 (B)	1,000		956,468
Series 2004-6,
5.104%, 12-10-42 (A)(B)	800		726,268
Banc of America Commercial Mortgage Trust 2007-1,
5.451%, 1-15-49	1,000		1,004,891
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	1,205		1,218,600
Banc of America Funding Corporation,
5.01122%, 9-20-34 (A)	1,251		1,231,515
Banc of America Mortgage:
2005-J Trust,
5.08665%, 11-25-35 (A)	1,968		1,950,741
2007-1 Trust:
6.0%, 3-25-37	3,607		3,217,454
6.0%, 3-25-37	1,000		984,898
Alternative Loan Trust 2003-5,
5.5%, 7-25-33	1,271		813,785
Trust 2003-9,
5.5%, 12-25-33	812		631,162
Trust 2004-1,
5.5%, 2-25-34	1,910		1,687,939
Trust 2004-2:
5.0%, 3-25-19	294		282,542
5.0%, 3-25-19	229		214,632
5.5%, 3-25-34	471		429,506
Trust 2004-3:
4.875%, 4-25-19	396		372,862
4.875%, 4-25-19	212		193,544
Trust 2004-7,
5.75%, 8-25-34	1,072		1,047,789
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (B)	1,750		1,789,986
Banco Hipotecario Nacional:
7.916%, 7-25-09 (C)	23		233
2.57%, 3-25-11 (C)	10		100
7.54%, 5-31-17 (C)	-	*	1
BankAmerica Manufactured Housing Contract Trust:
7.8%, 10-10-26	1,998		2,060,850
7.015%, 1-10-28	948		966,792
Bear Stearns Commercial Mortgage Securities Inc.:
Series 2001-TOP2 Trust Fund,
7.25342%, 2-15-35 (A)(B)	3,000		3,169,864
Series 2000-WF1 Trust Fund,
6.5%, 2-15-32	1,015		1,040,014
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.0%, 10-15-36 (B)	938		964,449
Bear Stearns Mortgage Funding Trust 2006-SL2,
5.275%, 9-25-36 (A)	2,295		34,995
Bear Stearns Mortgage Securities Inc.,
8.0%, 11-25-29	402		401,183
BlackRock Capital Finance,
7.75%, 9-25-26 (B)	546		532,751
C-Bass 2005-CB3 Trust,
5.109%, 12-25-34 (A)	1,254		1,162,920
C-Bass 2006-CB2 Trust,
5.717%, 12-25-36 (A)	196		194,223
C-Bass 2006-MH1 Trust,
5.97%, 10-25-36 (A)(B)	1,440		1,473,815
C-Bass Mortgage Loan Trust 2007-CB2,
5.891%, 2-25-37 (A)	396		393,813
CHEQ Home Equity Loan Trust, Series 2006-S2,
4.975%, 7-25-27 (A)	1,019		1,000,558
CHL Mortgage Pass-Through Trust:
2002-32,
5.53483%, 1-25-33 (A)	1,359		1,302,992
2003-28,
4.15%, 8-25-33	1,500		1,432,085
2003-HYB2,
3.97057%, 7-19-33 (A)	2,008		1,938,888
COMM 2006-CNL2,
5.75556%, 2-5-19 (A)(B)	925		908,731
CSAB Mortgage-Backed Trust 2006-2,
6.08%, 9-25-36 (A)	3,540		3,195,111
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (A)(B)	1,000		906,333
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (A)	2,135		1,635,654
Capital Auto Receivables Asset Trust:
2006-1,
7.16%, 1-15-13 (B)	1,140		1,169,279
2007-2,
8.3%, 2-15-14 (B)	1,105		1,166,857
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (A)	2,301		2,264,467
Chase Mortgage Finance Trust:
Series 2003-S2,
5.0%, 3-25-18	1,602		1,592,140
Series 2003-S11,
5.5%, 10-25-33	856		846,442
Citicorp Residential Mortgage Trust Series 2006-2,
5.872%, 9-25-36 (A)	993		981,194
CitiMortgage Alternative Loan Trust:
Series 2006-A7,
6.0%, 12-25-36 (A)	3,417		3,050,711
Series 2007-A7,
6.23748%, 7-25-37 (A)	643		356,327
Collateralized Mortgage Obligation Trust,
5.0%, 7-1-18	32		31,731
Commercial Mortgage Asset Trust,
7.8%, 11-17-32 (A)	1,000		1,139,453
Conseco Finance Securitizations Corp.,
6.981%, 6-15-32	943		944,572
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 12-15-35 (A)(C)	1,275		1,077,774
Countrywide Home Loans Alternative Loan Trust 2004-J9,
4.586%, 10-25-34 (A)	1,880		1,865,494
Countrywide Home Loans, Inc. Asset-Backed Certificates, Series 2005-10,
4.915%, 2-25-36 (A)	5,000		4,824,834
Credit Suisse Commercial Mortgage Trust Series 2006-C5,
5.311%, 12-15-39	1,000		996,522
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	461		462,537
DLJ Commercial Mortgage Corp. 1998-CG1,
7.40876%, 6-10-31 (A)(B)	1,640		1,747,123
FFCA Secured Lending Corporation:
6.09625%, 2-18-22 (A)(C)	1,500		1,428,497
6.34625%, 2-18-22 (A)(C)	1,000		943,086
First Horizon Mortgage Pass-Through Trust:
2003-8,
5.12758%, 10-25-33 (A)	366		266,745
2007-4,
5.5%, 8-25-22	1,306		1,302,150
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(C)	1,630		1,495,105
Ford Credit Auto Owner:
Trust 2006-B,
7.12%, 2-15-13 (B)	635		613,667
Trust 2007-A,
7.05%, 12-15-13 (B)	390		372,473
GMAC Commercial Mortgage Securities,
5.94%, 7-1-13 (B)	125		122,447
GS Mortgage Securities Trust 2007-GG10,
5.79924%, 8-10-45 (A)	1,500		1,551,406
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	767		666,679
5.39374%, 4-25-32 (A)	1,193		841,525
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (C)	1,054		987,777
5.25%, 11-25-32 (C)	492		469,491
Green Tree Financial Corporation:
7.65%, 4-15-19	643		652,203
8.3%, 11-15-19	469		492,785
9.1%, 4-15-25	1,075		1,128,320
9.0%, 6-15-25	1,052		1,112,949
Greenwich Capital Commercial Funding Corp., Commercial Mortgage Trust 2002-C1,
5.5%, 1-11-35 (B)	780		765,168
Hilton Hotel Pool Trust:
5.725%, 10-3-15 (A)(B)	500		500,685
7.653%, 10-3-15 (B)	1,955		2,123,740
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33 (A)	152		143,870
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (C)	2,045		2,041,693
Impac CMB Trust Series 2003-2F,
6.0%, 1-25-33 (A)	874		559,783
J.P. Morgan Alternative Loan Trust 2005-S1 Mortgage Pass-Through Certificates, Series 2005-S1,
6.0%, 12-25-35	985		984,814
J.P. Morgan Alternative Loan Trust 2006-A6,
5.95%, 11-25-36 (A)	2,500		2,355,488
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (B)	2,300		2,402,880
J.P. Morgan Chase Commercial Mortgage Securities:
Trust 2006-LDP8,
5.37%, 5-15-45	500		501,579
Trust 2007-LDP10,
5.42%, 1-15-49	3,000		3,002,780
J.P. Morgan Mortgage Acquisition:
Trust 2006-CW2,
5.932%, 8-25-36 (A)	2,725		2,586,374
Trust 2006-WF1
6.41%, 7-25-36 (A)	2,510		2,379,696
J.P. Morgan Mortgage:
Trust 2004-A3,
4.29032%, 7-25-34 (A)	1,390		1,362,258
Trust 2005-S2:
5.67186%, 9-25-35 (A)	2,219		1,922,357
6.5%, 9-25-35	2,287		2,303,456
Trust 2006-A2:
3.75513%, 11-25-33 (A)	1,506		1,491,911
3.81733%, 8-25-34 (A)	2,116		2,056,409
Trust 2006-A6,
6.04534%, 10-25-36 (A)	2,510		2,550,213
Trust 2006-S3:
6.187%, 8-25-36	1,194		1,034,210
6.5%, 8-25-36	1,810		1,833,474
Trust 2007-A1,
4.81484%, 7-25-35 (A)	2,184		2,049,682
Trust 2007-A2,
5.71512%, 4-25-37 (A)	3,429		3,425,000
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (A)(B)	300		286,094
Lehman Mortgage Trust Mortgage Pass-Through Certificates, Series 2006-5,
6.89037%, 9-25-36 (A)	2,001		1,836,640
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	3,057		3,027,121
MASTR Asset Securitization:
Trust 2003-10,
5.5%, 11-25-33	1,430		1,415,356
Trust 2003-6,
5.5%, 7-25-33	1,666		1,638,484
Metropolitan Asset Funding, Inc.,
6.98%, 5-20-12 (B)	5		5,315
Mid-State Capital Corporation 2004-1 Trust:
6.005%, 8-15-37	375		365,961
6.497%, 8-15-37	1,181		1,168,699
Morgan Stanley Capital I Trust 2003-IQ5,
5.92677%, 4-15-38 (A)(B)	2,348		2,214,825
Morgan Stanley Dean Witter Capital I Inc. Trust 2002-WL1,
6.49472%, 4-25-17 (A)	249		249,596
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.1548%, 11-28-35 (A)(C) (Interest Only)	27,475		618,184
5.88%, 11-28-35 (A)(C)	680		680,407
5.88%, 11-28-35 (A)(C)	340		333,838
Multi Security Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-RR4,
5.0%, 11-28-35 (C)	2,000		1,957,500
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (B)	1,000		904,548
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (B)	2,250		2,219,178
Oakwood Mortgage Investors, Inc.:
8.1%, 10-15-21 (B)	265		268,221
7.375%, 8-15-27	259		262,498
Office Portfolio Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-HRPT,
6.778%, 2-3-16 (B)	700		709,680
Origen Manufactured Housing Contract Trust:
2004-A,
5.7%, 1-15-35	543		543,101
2004-B,
4.75%, 8-15-21	400		394,984
2005-A,
4.97%, 10-15-21	935		950,106
2005-B:
5.605%, 5-15-22	360		363,651
5.91%, 1-15-37	700		686,012
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.0%, 2-25-37	1,559		1,237,079
Prudential Home Mortgage Securities:
6.97988%, 9-28-08 (A)(B)	2		1,635
6.73005%, 4-28-24 (A)(C)	3		3,220
8.04404%, 9-28-24 (A)(B)	23		22,647
RALI Series 2003-QS10 Trust,
5.5%, 5-25-33	2,202		2,146,768
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	2,482		2,265,479
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (A)	1,075		945,895
RASC Series 2003-KS10 Trust,
6.41%, 12-25-33	302		225,416
RBSGC Mortgage Loan Trust 2007-B,
5.45118%, 7-25-35 (A)	2,988		2,938,708
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
6.6425%, 9-10-35 (A)(C)	1,421		1,311,922
RFMSI Series 2004-S5 Trust:
4.5%, 5-25-19	331		309,673
4.5%, 5-25-19	165		149,973
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.75%, 12-25-30 (A)	1,140		1,188,059
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2005-21,
5.4%, 11-25-35 (A)	1,575		1,556,790
Structured Asset Mortgage Investments, Inc.:
5.8371%, 4-30-30 (A)	19		19,051
5.8371%, 4-30-30 (A)	9		8,467
Structured Asset Securities Corporation:
5.54%, 11-25-32 (A)	221		214,795
5.25%, 8-25-33	1,307		1,099,435
5.25%, 8-25-33	569		443,264
5.63%, 5-25-34 (A)	789		795,215
6.0%, 6-25-34 (A)	2,180		2,225,273
Vanderbilt Mortgage and Finance, Inc.,
7.955%, 12-7-24	602		641,854
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (B)	964		887,635
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.60704%, 12-25-32 (A)	948		870,344
Wells Fargo Alternative Loan 2007-PA3 Trust:
5.75%, 7-25-37	1,079		968,171
6.20127%, 7-25-37 (A)	1,784		1,534,868
6.20133%, 7-25-37 (A)	1,560		1,230,636
Wells Fargo Mortgage Backed Securities:
2003-2 Trust,
5.25%, 2-25-18	264		246,686
2003-4 Trust,
5.5%, 6-25-33	934		795,747
2003-9 Trust,
5.25%, 8-25-33 (B)	1,129		843,428
2004-1 Trust (The),
5.5%, 2-25-34	1,629		1,477,678
2005-16 Trust,
5.75%, 1-25-36	500		490,957

TOTAL CORPORATE DEBT SECURITIES - 56.02%			$192,746,518

(Cost: $203,661,667)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.20%
Federal Home Loan Mortgage Corporation,
2.75%, 3-15-08 (D)	200		199,254
Federal National Mortgage Association,
5.0%, 9-15-08 (D)	500		503,611
			702,865
Mortgage-Backed Obligations - 35.64%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
10.85085%, 3-15-09 (A)	276		280,664
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 6-15-31	2,000		1,958,438
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.5%, 12-1-17	659		668,311
5.5%, 9-1-19	1,038		1,051,494
3.5%, 2-15-30	1,761		1,688,329
6.5%, 9-1-32	1,085		1,129,240
5.3%, 1-15-33	206		205,721
5.0%, 7-15-33	2,064		1,897,252
5.5%, 5-1-34	810		810,625
5.5%, 5-1-34	1,211		1,211,919
6.5%, 5-1-34	782		805,537
5.5%, 10-1-34	961		960,508
5.0%, 5-15-35	2,196		1,908,037
5.5%, 7-1-35	2,634		2,629,662
5.0%, 8-1-35	881		860,393
5.5%, 10-1-35	1,574		1,572,803
5.0%, 12-1-35	821		801,418
6.5%, 1-1-38	1,000		1,027,812
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.645%, 7-1-35 (A)	1,213		1,206,908
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 1-1-18	384		393,292
5.5%, 2-1-18	403		408,931
5.5%, 3-1-18	1,886		1,914,444
5.0%, 5-1-18	1,285		1,287,982
5.0%, 10-1-18	1,280		1,282,936
5.5%, 9-1-19	326		330,131
5.5%, 2-1-24	492		494,741
6.0%, 8-1-29	405		413,814
7.0%, 11-1-31	188		198,975
6.5%, 2-1-32	176		183,505
6.5%, 2-1-32	135		140,508
6.5%, 2-1-32	115		119,913
7.0%, 2-1-32	236		250,788
7.0%, 3-1-32	332		351,601
6.5%, 4-1-32	73		75,993
6.5%, 5-1-32	127		131,794
6.5%, 5-1-32	87		90,112
6.5%, 7-1-32	625		649,000
6.0%, 9-1-32	145		148,160
6.5%, 9-1-32	71		73,759
6.0%, 10-1-32	940		961,319
6.0%, 10-1-32	909		929,935
6.5%, 10-1-32	61		63,180
6.0%, 11-1-32	798		815,740
6.0%, 11-1-32	474		484,163
6.0%, 3-1-33	1,246		1,273,955
6.0%, 3-1-33	1,101		1,123,837
6.0%, 3-1-33	813		830,582
6.0%, 3-1-33	238		243,471
5.5%, 4-1-33	1,658		1,661,762
5.5%, 5-1-33	527		527,513
5.5%, 5-1-33	279		280,027
6.0%, 6-1-33	2,671		2,717,361
6.5%, 8-1-33	44		45,645
6.0%, 10-1-33	238		242,109
5.0%, 11-1-33	1,670		1,632,284
6.0%, 12-1-33	499		509,141
5.0%, 1-1-34	1,611		1,574,176
5.5%, 1-1-34	1,469		1,470,726
6.0%, 1-1-34	1,625		1,649,882
5.0%, 3-1-34	943		921,939
5.0%, 3-1-34	403		393,590
5.5%, 3-1-34	2,178		2,183,116
5.5%, 4-1-34	1,896		1,899,345
5.5%, 4-1-34	1,531		1,531,388
5.5%, 4-1-34	595		595,197
5.0%, 5-1-34	183		178,919
5.5%, 7-1-34	1,747		1,749,639
6.0%, 8-1-34	630		640,448
5.5%, 9-1-34	1,211		1,211,296
6.0%, 9-1-34	818		832,089
6.5%, 9-1-34	982		1,012,115
5.5%, 10-1-34	1,885		1,886,234
5.5%, 11-1-34	702		702,328
6.0%, 11-1-34	338		344,075
6.5%, 11-1-34	66		67,624
6.0%, 12-1-34	2,315		2,353,530
5.5%, 1-1-35	633		632,306
4.5%, 2-1-35	457		432,538
5.5%, 2-1-35	2,293		2,294,258
5.5%, 2-1-35	1,864		1,865,024
5.5%, 2-1-35	1,088		1,088,043
6.5%, 3-1-35	1,149		1,187,960
6.0%, 4-1-35	1,643		1,669,296
6.0%, 6-1-35	2,650		2,694,233
5.0%, 7-1-35	783		764,358
5.5%, 7-1-35	774		773,534
5.5%, 10-1-35	1,633		1,633,917
5.5%, 10-1-35	908		908,332
5.5%, 2-1-36	1,602		1,584,543
6.5%, 2-1-36	654		676,357
6.5%, 6-1-36	1,191		1,224,210
6.0%, 8-1-36	2,024		2,055,976
6.0%, 11-1-36	2,186		2,220,696
6.5%, 1-1-37	3,935		4,044,440
6.0%, 5-1-37	967		982,469
6.5%, 8-1-37	1,949		2,003,443
6.5%, 9-1-37	1,995		2,050,590
7.0%, 10-1-37	554		576,312
7.0%, 10-1-37	445		463,187
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
1.12290%, 3-16-34 (A)	7,142		224,663
0.82485%, 7-16-40 (A)	3,938		93,418
0.22405%, 3-16-42 (A)	14,150		115,973
0.96249%, 6-17-45 (A)	19,565		842,463
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	611		663,943
6.25%, 7-15-24	248		256,982
5.5%, 3-16-32	4,575		4,632,166
5.0%, 7-15-33	985		970,870
5.0%, 7-15-34	852		839,734
5.5%, 12-15-34	1,546		1,558,104
5.0%, 1-1-35	700		689,718
5.5%, 1-1-35	3,000		3,021,564
5.0%, 1-15-35	1,687		1,662,849
5.0%, 12-15-35	1,884		1,856,084
6.0%, 1-1-37	1,875		1,919,531
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
1995-1 Class 1,
7.20587%, 2-15-25 (A)	219		232,499
1995-1 Class 2,
7.7925%, 2-15-25	70		75,509
			122,637,222
Treasury Obligations - 0.90%
United States Treasury Notes:
4.5%, 3-31-12	2,000		2,090,312
3.625%, 12-31-12	1,000		1,007,500
			3,097,812

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 36.74%			$126,437,899

(Cost: $127,761,067)

SHORT-TERM SECURITIES

Commercial Paper
Finance Companies - 0.57%
PACCAR Financial Corp.,
4.2%, 1-11-08	1,982		1,979,688

Food and Related - 2.18%
Campbell Soup Co.,
4.55%, 1-4-08	5,000		4,998,104
Hershey Company (The),
4.43%, 1-22-08	2,500		2,493,540
			7,491,644
Health Care - Drugs - 1.74%
Alcon Capital Corporation (Nestle S.A.),
4.28%, 1-18-08	6,000		5,987,873

Utilities - Telephone - 0.87%
AT&T Inc.,
4.25%, 1-29-08	3,000		2,990,083

Total Commercial Paper - 5.36%			18,449,288

United States Government Agency Obligations - 1.88%
Federal Home Loan Bank,
3.15%, 1-2-08	6,460		6,459,435

TOTAL SHORT-TERM SECURITIES - 7.24%			$24,908,723

(Cost: $24,908,723)

TOTAL INVESTMENT SECURITIES - 100.00%			$344,093,140

(Cost: $356,331,457)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*Not shown due to rounding.

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of these securities amount to $32,149,399 or 9.34% of total investments.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of these securities amount to $13,348,828 or 3.88% of total investments.

(D)Securities serve as collateral for the following open futures contracts at December 31, 2007:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

United States 5 Year Treasury Note	Short	3-31-08	4	$441,125	$(2,395)
United States 10 Year Treasury Note	Short	3-19-08	83	9,411,422	(47,533)

				$9,852,547	$(49,928)

The Investments of Ivy Pacific Opportunities Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Australia – 2.34%
Rio Tinto Limited (A)	142,740	$16,788,296

Bermuda – 3.37%
China Yurun Food Group Limited (A)	6,832,000	11,372,940
Enerchina Holdings Limited (A)*	56,718,000	2,654,996
REXCAPITAL Financial Holdings Limited (A)*	52,975,000	10,122,958
Wah Sang Gas Holdings Limited (A)(B)*	736,000	–	**
		24,150,894
Cayman Islands – 6.63%
Agile Property Holdings Limited (A)	6,024,000	10,970,426
Heng Tai Consumables Group Limited (A)*	21,375,000	3,700,753
Shimao Property Holdings Limited (A)	2,167,500	5,531,748
Simcere Pharmaceutical Group, ADR*	500,000	6,925,000
Suntech Power Holdings Co., Ltd., ADR*	100,000	8,232,000
Tencent Holdings Limited (A)	1,600,000	12,116,859
		47,476,786
China – 16.94%
Agria Corporation, ADR*	25,000	259,750
China BlueChemical Ltd., H Shares (A)	8,982,000	5,805,689
China Merchants Bank Co., Limited, H Shares (A)	1,329,500	5,430,602
China Merchants Bank Co., Limited, H Shares (A)(C)	2,000,000	8,169,390
China Mobile Limited (A)	1,554,500	27,491,927
China Nepstar Chain Drugstore Ltd., ADR*	100,000	1,758,000
China Oilfield Services Limited (A)	5,424,000	12,381,973
China Resources Power Holdings Company Limited (A)	3,182,000	10,997,884
China Resources Power Holdings Company Limited (A)(C)	250,000	864,070
China Shenhua Energy Company Limited, H Shares (A)	500,000	2,988,175
China Shenhua Energy Company Limited, H shares (A)(C)	1,200,000	7,171,621
ChinaEdu Corporation, ADR*	350,000	2,913,750
PetroChina Company Limited, H Shares (A)	3,774,000	6,727,704
PetroChina Company Limited, H Shares (A)(D)	1,526,000	2,720,317
Ping An Insurance (Group) Company of China, Ltd., H Shares (A)	730,000	7,836,074
SINA Corporation*	67,000	2,968,770
Trina Solar Limited, ADR*	245,460	13,205,748
VisionChina Media Inc., ADR*	200,000	1,710,000
		121,401,444
Hong Kong – 8.82%
Bank of East Asia, Limited (The) (A)	1,178,600	8,064,010
Beijing Enterprises Holdings Limited (A)	1,538,000	7,307,936
CNOOC Limited (A)	6,000,000	10,218,791
Cheung Kong (Holdings) Limited (A)	650,000	12,020,673
Hang Lung Properties Limited (A)	1,651,000	7,474,325
Hutchison Whampoa Limited, Ordinary Shares (A)	498,000	5,649,075
Lee & Man Paper Manufacturing Limited (A)	1,658,000	7,282,748
Pan Asia Environmental Protection Group Limited (A)(D)*	13,372,000	5,161,941
		63,179,499
India – 13.76%
Ambuja Cements Limited (A)	1,384,734	5,166,184
Bharat Heavy Electricals Limited (A)	340,670	22,383,614
Bharti Airtel Limited (A)*	250,000	6,319,929
CESC Limited (A)(D)	450,000	7,150,450
ICICI Bank Limited, ADR	171,140	10,525,110
Infosys Technologies Limited (A)	120,000	5,388,507
Mundra Port and Special Economic Zone Limited (A)(C)*	24,047	774,092
Reliance Industries Limited (A)	168,940	12,355,787
Satyam Computer Services Limited (A)	440,000	5,045,795
TATA POWER COMPANY LIMITED (THE) (A)	561,670	20,948,446
United Breweries (Holdings) Limited (A)(D)*	79,400	2,505,889
		98,563,803
Indonesia – 2.91%
PT Astra International Tbk (A)	2,866,000	8,330,242
PT Bank Rakyat Indonesia (A)	9,512,500	7,494,543
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk	120,000	5,041,200
		20,865,985
Malaysia – 2.53%
Bumiputra–Commerce Holdings Berhad (A)	1,356,000	4,510,432
Genting Berhad (A)	2,067,900	4,939,948
IOI Corporation Berhad (A)	50	117
LION DIVERSIFIED HOLDINGS BERHAD (A)	1,946,300	1,129,996
Parkson Retail Group Limited (A)*	2,530,190	7,536,248
		18,116,741
Singapore – 8.45%
Cambridge Industrial Trust (A)(C)	9,500,000	4,685,817
DBS Group Holdings Ltd (A)	626,000	9,002,188
K–REIT Asia (A)	1,205,940	1,784,468
Keppel Corporation Limited (A)	725,080	6,548,362
Keppel Land Limited (A)	1,742,000	8,810,143
SembCorp Industries Ltd (A)	1,424,000	5,737,747
Singapore Telecommunications Limited (A)	2,139,350	5,944,910
United Overseas Bank Limited (A)	365,000	5,046,025
Wilmar International Limited (A)	3,461,000	12,959,665
		60,519,325
South Korea – 19.61%
Daegu Bank, Ltd. (A)	443,300	7,364,259
Daelim Industrial Co., Ltd. (A)	55,000	10,517,601
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (A)	106,240	5,856,508
Dongkuk Steel Mill Co., Ltd. (A)	71,360	3,624,986
ForHuman Co., Ltd. (A)*	200,603	6,386,372
Hyundai Department Store Co., Ltd. (A)	70,510	8,963,934
Hyundai Development Company – Engineering & Construction (A)	107,060	10,465,242
KCC Corporation (A)	11,340	6,384,467
Kookmin Bank (A)	191,720	14,132,450
Korea Investment Holdings Co., Ltd. (A)	97,780	8,346,373
Korea Tobacco & Ginseng Corporation (A)	67,710	5,765,170
Kyeryong Construction Industrial Co. Ltd (A)	102,500	5,048,074
LG Chem, Ltd. (A)	85,000	8,136,317
Lotte Shopping Co., Ltd. (A)	17,000	7,500,668
NHN Corporation (A)*	28,620	6,913,073
Samsung Corporation (A)	178,390	13,721,575
Samsung Electronics Co., Ltd. (A)	19,160	11,380,760
		140,507,829
Taiwan – 11.18%
Advanced Info Service Public Company Limited (A)	961,500	2,768,755
Cathay Financial Holding Co., Ltd. (A)	2,145,662	4,471,990
Foxconn Technology Co., Ltd. (A)	908,635	7,395,817
Fubon Financial Holding Co., Ltd. (A)	5,573,000	4,948,509
Hon Hai Precision Ind. Co., Ltd. (A)	1,219,200	7,593,100
InnoLux Display Corporation (A)(C)*	700,000	4,760,000
MediaTek Incorporation (A)	539,700	7,005,309
Nan Ya Plastics Corporation (A)	3,565,000	9,452,589
PTT Public Company Limited (A)	315,000	3,516,105
TSRC Corporation (A)	3,195,000	4,220,991
Taiwan Fertilizer Co., Ltd. (A)	4,000,000	9,816,708
Taiwan Semiconductor Manufacturing Company Ltd. (A)	3,546,005	6,778,348
Wistron Corporation (A)	3,976,978	7,393,725
		80,121,946

TOTAL COMMON STOCKS – 96.54%		$691,692,548

(Cost: $467,914,402)

INVESTMENT FUNDS – 0.25%

Vietnam Azalea Fund Limited (E)(F)*	500,000	$1,781,000
(Cost: $1,900,000)

SHORT–TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Finance Companies – 0.42%
Prudential Funding LLC,
4.5%, 1–18–08	$3,000	2,993,625

Food and Related – 0.80%
Hershey Company (The),
4.43%, 1–22–08	2,000	1,994,832
Nestle Capital Corp.,
4.28%, 1–18–08	1,000	997,979
Nestle Finance France S.A.,
4.29%, 1–24–08	2,732	2,724,512
		5,717,323
Household – General Products – 0.69%
Colgate–Palmolive Company,
4.17%, 1–10–08	5,000	4,994,787

Total Commercial Paper – 1.91%		13,705,735

Commercial Paper (backed by irrevocable bank letter of credit) – 0.46%
Finance Companies
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
4.0%, 1–2–08	3,284	3,283,635

Municipal Obligations – Taxable – 0.84%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
4.72%, 1–8–08	6,000	6,000,000

TOTAL SHORT–TERM SECURITIES – 3.21%		$22,989,370

(Cost: $22,989,370)

TOTAL INVESTMENT SECURITIES – 100.00%		$716,462,918

(Cost: $492,803,772)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

**Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)Security valued in good faith by the Valuation Committee appointed by the Board of Trustees.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of these securities amounted to $26,424,990 or 3.69% of total investments.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2007, the total value of these securities amounted to $17,538,597 or 2.45% of total investments.

(E)Deemed to be an affiliate due to the Portfolio having at least 5% of the voting securities.

(F)Restricted security. At December 31, 2007, the following restricted security was owned:

Security	Acquisition Date	Share	Cost	Market Value

Vietnam Azalea Fund Limited	6–28–07	300,000	$1,900,000	$1,781,000

The total market value of restricted securities represents approximately 0.25% of total investments at December 31, 2007.

The Investments of Ivy Real Estate Securities Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services – 4.02%
Brookfield Properties Corporation	634,400	$12,212,200
Forest City Enterprises, Inc., Class A	110,778	4,922,974
		17,135,174
Health Care – General – 0.38%
Brookdale Senior Living, Inc.	56,300	1,599,483

Hotels and Gaming – 1.16%
Marriott International, Inc., Class A	60,800	2,078,144
Starwood Hotels & Resorts Worldwide, Inc.	65,600	2,888,368
		4,966,512
Multiple Industry – 0.91%
DuPont Fabros Technology, Inc.*	104,500	2,048,200
Macquarie Infrastructure Company Trust	45,500	1,844,115
		3,892,315
Real Estate Investment Trust – 91.53%
AMB Property Corporation	185,900	10,700,404
Acadia Realty Trust	114,000	2,919,540
Alexandria Real Estate Equities, Inc.	64,100	6,517,047
American Campus Communities, Inc.	174,513	4,685,674
Apartment Investment and Management Company, Class A	29,600	1,028,008
AvalonBay Communities, Inc.	145,100	13,659,714
BRE Properties, Inc., Class A	90,900	3,684,177
BioMed Realty Trust, Inc.	142,112	3,292,735
Boston Properties, Inc.	203,900	18,720,059
Brandywine Realty Trust	143,500	2,572,955
Camden Property Trust	117,500	5,657,625
Corporate Office Properties Trust	215,300	6,781,950
DCT Industrial Trust Inc.	361,900	3,369,289
Developers Diversified Realty Corporation	222,800	8,531,012
Digital Realty Trust, Inc.	219,500	8,422,215
Douglas Emmett, Inc.	158,900	3,592,729
EastGroup Properties, Inc.	71,500	2,992,275
Equity Residential	344,100	12,549,327
Essex Property Trust, Inc.	110,500	10,772,645
Extra Space Storage Inc.	124,700	1,781,963
Federal Realty Investment Trust	99,700	8,190,355
General Growth Properties, Inc.	179,632	7,397,246
Gramercy Capital Corp.	79,300	1,927,783
Health Care Property Investors, Inc.	307,300	10,687,894
Health Care REIT, Inc.	102,800	4,594,132
Healthcare Realty Trust Incorporated	98,800	2,508,532
Hersha Hospitality Trust	256,500	2,436,750
Home Properties, Inc.	74,900	3,359,265
Hospitality Properties Trust	53,900	1,736,658
Host Hotels & Resorts, Inc.	717,247	12,221,889
iStar Financial Inc.	79,400	2,068,370
Kilroy Realty Corporation	117,200	6,441,312
Kimco Realty Corporation	341,100	12,416,040
LaSalle Hotel Properties	98,100	3,129,390
Liberty Property Trust	151,200	4,356,072
Macerich Company (The)	153,700	10,921,922
Maguire Properties, Inc.	137,200	4,043,284
Mid–America Apartment Communities, Inc.	71,500	3,056,625
National Retail Properties, Inc.	104,500	2,443,210
Nationwide Health Properties, Inc.	132,800	4,169,920
PS Business Parks, Inc.	83,400	4,382,670
ProLogis	507,565	32,169,470
Public Storage, Inc.	244,800	17,970,768
Regency Centers Corporation	105,200	6,784,348
SL Green Realty Corp.	118,800	11,103,048
Simon Property Group, Inc.	357,616	31,062,526
Strategic Hotels & Resorts, Inc.	108,800	1,820,224
Sunstone Hotel Investors, Inc.	97,500	1,783,275
Tanger Factory Outlet Centers, Inc.	63,800	2,405,898
Taubman Centers, Inc.	131,000	6,443,890
Ventas, Inc.	188,700	8,538,675
Vornado Realty Trust	268,900	23,649,755
Washington Real Estate Investment Trust	58,100	1,824,921
		390,277,460

TOTAL COMMON STOCKS – 98.00%		$417,870,944

(Cost: $371,744,032)

SHORT–TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages – 0.47%
PepsiCo, Inc.,
4.2%, 1–10–08	$2,000	1,997,900

Household – General Products – 0.58%
Colgate–Palmolive Company,
4.17%, 1–10–08	2,500	2,497,394

Total Commercial Paper – 1.05%		4,495,294

United States Government Agency Obligations – 0.95%
Federal Home Loan Bank,
3.15%, 1–2–08	4,030	4,029,647

TOTAL SHORT–TERM SECURITIES – 2.00%		$8,524,941

(Cost: $8,524,941)

TOTAL INVESTMENT SECURITIES – 100.00%		$426,395,885

(Cost: $380,268,973)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Small Cap Value Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Aircraft – 1.68%
Orbital Sciences Corporation*	102,700	$2,518,204

Apparel – 0.67%
Albany International Corp., Class A	27,000	1,001,700

Banks – 5.04%
First Midwest Bancorp, Inc.	60,700	1,858,937
First Niagara Financial Group, Inc.	61,600	742,280
KBW, Inc.*	50,900	1,302,531
Sterling Bancshares, Inc.	126,915	1,417,641
United Bankshares, Inc.	47,970	1,344,839
Wintrust Financial Corporation	26,811	890,527
		7,556,755
Business Equipment and Services – 6.90%
Brink's Company (The)	72,200	4,313,228
Great Lakes Dredge & Dock Corporation	55,607	486,005
H&E Equipment Services, Inc.*	68,908	1,302,361
SkillSoft Public Limited Company*	134,134	1,286,345
Waste Connections, Inc.*	45,850	1,416,765
Watson Wyatt & Company Holdings, Inc., Class A	33,200	1,540,812
		10,345,516
Capital Equipment – 2.32%
Actuant Corporation, Class A	16,500	561,165
Astec Industries, Inc.*	19,500	726,765
Chart Industries, Inc.*	37,200	1,150,782
Lufkin Industries, Inc.	18,200	1,040,585
		3,479,297
Chemicals – Specialty – 1.41%
H.B. Fuller Company	94,100	2,112,545

Communications Equipment – 2.66%
Dycom Industries, Inc.*	85,229	2,271,353
Polycom, Inc.*	61,600	1,712,480
		3,983,833
Computers – Micro – 1.52%
Tech Data Corporation*	60,300	2,276,325

Computers – Peripherals – 5.74%
Electronics for Imaging, Inc.*	80,900	1,817,418
Epicor Software Corporation*	74,700	881,087
Lawson Software, Inc.*	125,600	1,286,144
Quality Systems, Inc.	26,200	800,017
Sybase, Inc.*	146,800	3,830,012
		8,614,678
Construction Materials – 2.55%
Texas Industries, Inc.	54,500	3,820,450

Containers – 2.67%
Rock–Tenn Company, Class A	35,443	900,607
Silgan Holdings Inc.	59,951	3,108,160
		4,008,767
Cosmetics and Toiletries – 1.13%
Elizabeth Arden, Inc.*	83,043	1,690,755

Electronic Components – 3.16%
Cirrus Logic, Inc.*	222,100	1,170,467
PMC–Sierra, Inc.*	224,100	1,467,855
RF Micro Devices, Inc.*	366,600	2,096,952
		4,735,274
Electronic Instruments – 1.67%
WMS Industries Inc.*	68,600	2,513,504

Food and Related – 3.45%
Hain Celestial Group, Inc. (The)*	97,500	3,120,487
Sensient Technologies Corporation	72,700	2,055,956
		5,176,443
Health Care – Drugs – 3.13%
Axcan Pharma Inc.*	204,448	4,696,171

Health Care – General – 1.46%
Amedisys, Inc.*	45,166	2,191,003

Hospital Supply and Management – 5.30%
AmSurg Corp.*	42,100	1,141,542
Kindred Healthcare, Inc.*	96,644	2,414,167
Magellan Health Services, Inc.*	94,140	4,388,336
		7,944,045
Hotels and Gaming – 6.33%
Morgans Hotel Group Co.*	125,336	2,422,745
Orient–Express Hotels Ltd.	37,600	2,162,752
Pinnacle Entertainment, Inc.*	126,900	2,989,764
Vail Resorts, Inc.*	35,587	1,914,936
		9,490,197
Insurance – Property and Casualty – 4.06%
Aspen Insurance Holdings Limited	22,900	660,436
Endurance Specialty Holdings Ltd.	30,361	1,266,965
IPC Holdings, Ltd.	88,549	2,554,196
Navigators Group, Inc. (The)*	7,279	473,426
Platinum Underwriters Holdings, Ltd.	31,991	1,137,600
		6,092,623
Leisure Time Industry – 0.57%
LeapFrog Enterprises, Inc.*	128,338	863,715

Metal Fabrication – 1.01%
A.M. Castle & Co.	55,500	1,509,045

Motor Vehicle Parts – 1.78%
LKQ Corporation*	127,100	2,675,455

Non–Residential Construction – 1.14%
Perini Corporation*	41,188	1,706,007

Petroleum – Domestic – 1.48%
Delta Petroleum Corporation*	117,200	2,213,908

Petroleum – International – 1.00%
Swift Energy Company*	34,000	1,499,740

Petroleum – Services – 2.54%
Cal Dive International, Inc.*	75,800	1,003,592
North American Energy Partners Inc.*	58,700	795,385
Oil States International, Inc.*	25,500	870,060
W–H Energy Services, Inc.*	20,200	1,135,442
		3,804,479
Real Estate Investment Trust – 3.03%
Arbor Realty Trust, Inc.	116,029	1,869,227
Gramercy Capital Corp.	109,819	2,669,700
		4,538,927
Retail – Food Stores – 3.94%
Longs Drug Stores Corporation	46,200	2,171,400
Ruddick Corporation	107,600	3,730,492
		5,901,892
Retail – General Merchandise – 3.17%
BJ's Wholesale Club, Inc.*	140,700	4,759,881

Retail – Specialty Stores – 6.66%
AnnTaylor Stores Corporation*	46,300	1,183,428
Carter's, Inc.*	92,166	1,783,412
Children's Place Retail Stores, Inc. (The)*	81,500	2,114,517
Dress Barn, Inc. (The)*	101,900	1,278,335
Sally Holdings, Inc.*	178,934	1,619,353
Talbots, Inc. (The)	170,204	2,011,811
		9,990,856
Security and Commodity Brokers – 2.25%
Piper Jaffray Companies*	72,981	3,380,480

Timesharing and Software – 1.81%
Forrester Research, Inc.*	40,600	1,136,597
Guidance Software, Inc.*	46,926	655,087
TradeStation Group, Inc.*	64,600	919,581
		2,711,265
Trucking and Shipping – 0.83%
Kirby Corporation*	26,700	1,241,016

Utilities – Electric – 1.20%
UIL Holdings Corporation	48,700	1,799,465

Utilities – Gas and Pipeline – 0.93%
Southwest Gas Corporation	46,958	1,397,940

TOTAL COMMON STOCKS – 96.19%		$144,242,156

(Cost: $140,924,951)

SHORT–TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages – 1.33%
PepsiCo, Inc.,
4.2%, 1–10–08	$2,000	1,997,900

Forest and Paper Products – 0.81%
Sonoco Products Co.,
4.95%, 1–2–08	1,220	1,219,832

Total Commercial Paper – 2.14%		3,217,732

United States Government Agency Obligations – 1.67%
Federal Home Loan Bank,
3.15%, 1–2–08	2,500	2,499,782

TOTAL SHORT–TERM SECURITIES – 3.81%		$5,717,514

(Cost: $5,717,514)

TOTAL INVESTMENT SECURITIES – 100.00%		$149,959,670

(Cost: $146,642,465)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Value Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Aircraft - 4.64%
Lockheed Martin Corporation	8,300	$873,658
Raytheon Company	45,900	2,786,130
		3,659,788
Banks - 4.47%
Bank of America Corporation	85,456	3,525,915

Beverages - 0.95%
Diageo plc, ADR	8,750	751,013

Business Equipment and Services - 1.09%
Waste Management, Inc.	26,300	859,221

Capital Equipment - 2.05%
Illinois Tool Works Inc.	30,180	1,615,837

Communications Equipment - 2.18%
Nokia Corporation, Series A, ADR	44,900	1,723,711

Computers - Main and Mini - 7.06%
Hewlett-Packard Company	56,400	2,847,072
International Business Machines Corporation (A)	17,300	1,870,130
Xerox Corporation*	52,800	854,832
		5,572,034
Computers - Peripherals - 0.48%
EMC Corporation*	20,700	383,571

Containers - 0.74%
Pactiv Corporation*	22,100	588,523

Defense - 1.05%
General Dynamics Corporation	9,300	827,607

Finance Companies - 4.66%
Blackstone Group L.P. (The)	18,400	407,192
Capital One Financial Corporation (A)	31,200	1,474,512
Discover Financial Services	14,350	216,398
Fannie Mae	20,300	811,594
Freddie Mac	22,600	769,982
		3,679,678
Food and Related - 3.20%
General Mills, Inc.	20,800	1,185,600
Kraft Foods Inc.	41,121	1,341,778
		2,527,378
Health Care - Drugs - 5.95%
Endo Pharmaceuticals Holdings Inc.*	45,000	1,201,050
McKesson Corporation	37,500	2,456,625
Pfizer Inc.	45,800	1,041,034
		4,698,709
Health Care - General - 2.10%
AmerisourceBergen Corporation (A)	37,000	1,660,190

Hospital Supply and Management - 5.28%
Aetna Inc.	25,700	1,483,661
Coventry Health Care, Inc.*	26,600	1,576,050
Humana Inc.*	14,700	1,107,057
		4,166,768
Insurance - Property and Casualty - 4.73%
Everest Re Group, Ltd.	13,800	1,385,520
MBIA Inc.	9,300	173,259
Travelers Companies, Inc. (The)	40,452	2,176,318
		3,735,097
Metal Fabrication - 1.76%
Loews Corporation, Carolina Group	16,300	1,390,390

Mining - 1.08%
Freeport-McMoRan Copper & Gold Inc., Class B (A)	8,300	850,252

Multiple Industry - 5.08%
Altria Group, Inc.	42,400	3,204,592
CVR Energy, Inc.*	32,500	810,550
		4,015,142
Petroleum - International - 17.50%
Apache Corporation	12,300	1,322,742
Chevron Corporation	36,400	3,397,212
ConocoPhillips	31,200	2,754,960
Devon Energy Corporation	14,600	1,298,086
Exxon Mobil Corporation (A)	36,106	3,382,771
Marathon Oil Corporation	27,300	1,661,478
		13,817,249
Railroad - 2.15%
Union Pacific Corporation	13,500	1,695,870

Real Estate Investment Trust - 0.75%
Vornado Realty Trust	6,700	589,265

Retail - General Merchandise - 1.43%
Macy's Inc.	43,700	1,130,519

Security and Commodity Brokers - 3.99%
Bear Stearns Companies Inc. (The) (A)	7,500	661,875
J.P. Morgan Chase & Co.	37,702	1,645,692
Morgan Stanley	15,800	839,138
		3,146,705
Steel - 0.98%
Nucor Corporation	13,100	775,782

Utilities - Electric - 7.63%
Mirant Corporation*	76,900	2,997,562
NRG Energy, Inc.*	69,900	3,029,466
		6,027,028
Utilities - Telephone - 3.67%
Sprint Nextel Corporation	22,300	292,799
Verizon Communications Inc.	59,600	2,603,924
		2,896,723

TOTAL COMMON STOCKS - 96.65%		$76,309,965

(Cost: $63,360,961)

SHORT-TERM SECURITIES - 3.35%	Principal Amount in Thousands

United States Government Agency Obligations
Federal Home Loan Bank,
3.15%, 1-2-08	$2,648	$2,647,768
(Cost: $2,647,768)

TOTAL INVESTMENT SECURITIES - 100.00%		$78,957,733

(Cost: $66,008,729)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written options outstanding at December 31, 2007.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

AmerisourceBergen Corporation	270	January/47	$20,250	$11,070
AmerisourceBergen Corporation	134	January/47	9,380	5,494
Exxon Mobil Corporation	39	January/105	5,343	195

			$34,973	$16,759

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

AmerisourceBergen Corporation	81	January/40	$7,857	$810
Bear Stearns Companies Inc. (The)	28	January/80	6,356	2,660
Bear Stearns Companies Inc. (The)	30	January/90	5,099	13,500
Capital One Financial Corporation	74	March/30	6,512	4,810
Freeport-McMoRan Copper & Gold Inc., Class B	34	January/75	4,658	238
International Business Machines Corporation	31	January/100	4,289	2,015

			$34,771	$24,033

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By /s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 28, 2008

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2008